Securities Act Registration No. 333-______

Investment Company Act Registration No. 811-______

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No. __

☐

Post-Effective Amendment No.__

☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                  ☒

ACT OF 1940

Amendment No. __

☐

 (Check appropriate box or boxes.)

XTF Investors Trust

(Exact Name of Registrant as Specified in Charter)

110 Wall Street, 18th Floor

New York, New York 10005

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  631-470-2600

Emile Molineaux, Secretary

XTF Advisors Trust

450 Wireless Blvd.

Hauppauge, New York 11708

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

XTF Investors Trust

[CLASS A SHARES

CLASS R SHARES

CLASS I SHARES

CLASS C SHARES]

PROSPECTUS

_____________, 2006

TARGET DATE PORTFOLIOS

XTF 2010 ETF PORTFOLIO

XTF 2020 ETF PORTFOLIO

XTF 2030 ETF PORTFOLIO

XTF 2040+ ETF PORTFOLIO

TACTICAL ALLOCATION PORTFOLIOS

XTF CONSERVATIVE ETF PORTFOLIO

XTF MODERATE ETF PORTFOLIO

XTF AGGRESSIVE ETF PORTFOLIO

TACTICAL ROTATION PORTFOLIOS

XTF SECTOR ROTATION ETF PORTFOLIO

XTF COUNTRY ROTATION ETF PORTFOLIO

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

XTF Advisors LLC

110 Wall Street, 18th Floor

New York, New York 10005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE PORTFOLIOS

1

TARGET DATE PORTFOLIOS

1

Investment Objectives

1

Principal Investment Strategies

1

Principal Investment Risks

4

Performance

6

Fees and Expenses:

6

TACTICAL ALLOCATION PORTFOLIOS

10

Investment Objectives

11

Principal Investment Strategies

11

Principal Investment Risks

12

Performance

13

Fees And Expenses

13

TACTICAL ROTATION PORTFOLIOS

10

Investment Objectives

11

Principal Investment Strategies

11

Principal Investment Risks

12

Performance

13

Fees And Expenses

13

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

18

The Allocation Models

25

Other Information About the Portfolios

26

Additional Risks

26

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Portfolio Manager

VALUING PORTFOLIO ASSETS

HOW TO PURCHASE SHARES

28

REDEMPTIONS

28

DISTRIBUTION PLAN

41

DIVIDENDS, DISTRIBUTIONS AND TAXES

41

FINANCIAL HIGHLIGHTS

NOTICE OF PRIVACY POLICY & PRACTICES

43

THE PORTFOLIOS

This Prospectus describes several diversified portfolios (the “Portfolios”) of XTF Investors Trust, a Delaware statutory trust (the “Trust”).  XTF Advisors LLC, (the “Advisor”) is the Trust’s investment advisor and provides continuous investment management services to the Portfolios.

The Portfolios are divided into three series:

•

The Target Date Portfolios are designed for individuals who are investing for retirement or who have other long-term investment goals.

•

The Tactical Allocation Portfolios allow investors to select the risk/return profile appropriate to their situation and objectives.

•

The Tactical Rotation Portfolios are for investors with medium to high risk tolerance, who seek to gain strategic market exposure with respect to domestic equities or international securities.

Each Portfolio will invest, under normal circumstances, at least 80% of its assets in exchange traded funds (“ETFs”).  Each Portfolio offers Class A, Class R, Class I and Class C shares.  [This prospectus relates only to the Class __  shares of the Funds.]  This Prospectus includes important information about the Portfolios that you should know before investing.  You should read this Prospectus and keep it for future reference.

TARGET DATE PORTFOLIOS

INVESTMENT OBJECTIVES

Each Target Date Portfolio seeks a combination of capital appreciation, preservation of capital and  income generation consistent with its current asset allocation.   Portfolios in this series are designed for individuals who are investing for retirement or who have other long-term goals.  The date on which an investor expects to retire is referred to as the Portfolios “target date.”

Principal Investment Strategies

Each Portfolio seeks its investment objective by first developing a strategic asset allocation model consistent with the risk-return profile it believes appropriate for the target date.  Additionally, the Adviser seeks capital appreciation by tactically adjusting strategic asset allocation using a quantitative investment discipline.  The tactical adjustments increase or decrease equity exposure in the strategic asset allocation and seek to both capture Alpha and minimize risk.  As each Portfolio nears its target date, its emphasis on capital appreciation decreases and its emphasis on capital preservation and current income increases.

Each Portfolio primarily invests in exchange traded funds, commonly known as ETFs.  Each Portfolio’s actual asset allocation among the underlying ETFs is intended to match its current target asset allocation.  At any given time, however, the actual asset allocation may change due to a variety of factors, such as a change in market conditions.  Under normal market conditions, these Portfolios generally will invest in five to fifteen ETFs.

ETF 2010 Portfolio.   This Portfolio has a target date of 2010.  The portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2010.  In the current Portfolio, approximately 60% of the portfolio’s assets are allocated to ETFs that invest in equity securities.  The portfolio’s asset allocation will become more conservative over time.  In 2010, the portfolio’s asset allocation target will be 50% in equity ETFs and 50% in fixed income and real estate ETFs.  In 20 years after 2010, the portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2010 Portfolio’s current ETF target asset allocation:

International

19%

5 year Government

7%

Large Cap

24%

20 year Government

17%

Mid Cap

8%

Corporate Bonds

5%

Small Cap

9%

Real Estate

11%

ETF 2020 Portfolio.   This Portfolio has a target date of 2020.  The portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2020. In the current Portfolio, approximately 82.5% of the portfolio’s assets are allocated to ETFs that invest in equity securities.  In 2020, the portfolio’s asset allocation target will be 50% in equity ETFs, and 50% in fixed income and real estate ETFs.  The portfolio’s asset allocation will become more conservative over time.  In 20 years after 2020, the portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2020 Portfolio’s current ETF target asset allocation:

International

24.25%

5 year Government

4.25%

Large Cap

30%

20 year Government

2.75%

Mid Cap

14.25%

Corporate Bonds

1.5%

Small Cap

14%

Real Estate

9%

ETF 2030 Portfolio.   This Portfolio has a target date of 2030.  The portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2030. In the current Portfolio, approximately 100% of the portfolio’s assets are allocated to ETFs that invest in equity securities. The portfolio’s asset allocation will become more conservative over time.  In 2030, the portfolio’s asset allocation target will be 50% in equity ETFs, and 50% in fixed income and real estate ETFs.  In 20 years after 2030, the portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2030 Portfolio’s current ETF target asset allocation:

International

28%

Large Cap

33%

Mid Cap

20%

Small Cap

19%

ETF 2040+ Portfolio.    This Portfolio has a target date beyond 2040.  The portfolio invests in ETFs according to an asset allocation strategy designed for investors planning to retire within a few years of 2040. Currently, approximately 100% of the portfolio’s assets are allocated to ETFs that invest in equity securities.  The portfolio’s asset allocation will become more conservative over time.  In 2040, the portfolio’s asset allocation target will be 50% in equity ETFs, and 50% in fixed income and real estate ETFs.  In 20 years after 2040, the portfolio’s asset allocation target will be 20% in equity ETFs, and 80% in fixed income and real estate ETFs.

The ETF 2040+ Portfolio’s current ETF target asset allocation:

International

28%

Large Cap

33%

Mid Cap

20%

Small Cap

19%

Each Portfolio is constructed by designing a strategic asset allocation progression, or “glide path” appropriate to the specific target date reflected in the Portfolio’s name.  The longer the time to the target date, the greater the allocations to equities - particularly to domestic large cap ETFs and developed foreign markets and, to a lesser extent, to domestic small-cap, mid-cap and other international asset classes.  As the portfolio approaches its target date, strategic allocations to asset classes that can experience higher short-term volatility are reduced in favor of strategic allocations to asset classes that have normally experienced less short-term volatility.  In addition, as its target date approaches, each Portfolio steadily increases emphasis on those asset classes with the potential to provide higher income and with capital appreciation as a secondary objective.  Thus, over time the allocations of each of the Target Date Portfolios will steadily shift toward a greater percentage of domestic fixed-income asset classes.

The following table shows each Portfolio’s current equity and fixed income strategic asset allocations.  These allocations are referred to as a Portfolio’s “Neutral Position” and will be considered for adjustment in September of each year if the Advisor believes an adjustment is necessary given current market conditions.  Additionally, the Advisor has the ability to overweight and underweight the equity and fixed income allocations of a Portfolio by +/- 20% from the stated Neutral Positions based upon the Advisor's proprietary tactical asset allocation model, which takes into consideration the dynamics of U.S. and foreign economies, risk, relative value, and momentum/market conditions.

Portfolio	Equity Allocation	Fixed Income & Real Estate Allocation
ETF 2010 Portfolio	60%	40%
ETF 2020 Portfolio	82.50%	17.50%
ETF 2030 Portfolio	100%	0%
ETF 2040+ Portfolio	100%	0%

As a Portfolio’s target date approaches, its Neutral Position is adjusted year by year, gradually decreasing its strategic allocation to equity securities and increasing its allocation to fixed-income investments.  At the retirement date or the target date, it is anticipated that the Neutral Position will be approximately 50% equity and 50% fixed income and real estate.  For example in 2020, the ETF 2020 Portfolio will have a strategic asset allocation of 50% equities, and 50% fixed income and real estate.  From the retirement year, the Neutral Position for the portfolio’s equity allocation will continue to decrease until, 20 years after the target date, at which point the Neutral Position will stay at 20% equity and 80% fixed income and real estate.

The Portfolios normally will invest their assets in ETFs in order to achieve exposure to the various asset classes. The Advisor anticipates investing each Portfolio’s equity allocation primarily in ETFs that invest in common stocks of domestic companies with large, medium and small capitalizations and in ETFs that invest in foreign securities.  The Advisor also may invest a portion of the equity allocation in country-, sector- and style-specific ETFs.

Within the fixed-income portion of the Portfolio’s strategic asset allocation, the Advisor anticipates investing primarily in ETFs that invest in U.S. dollar-denominated investment-grade, fixed-income securities, including U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade corporate debt securities.  The Advisor also may invest a portion of the fixed income allocation in non-investment grade debt securities, and in investment grade and non-investment grade debt securities of foreign governments or corporations in either emerging or developed foreign markets.  The foreign debt securities in which the Portfolios may indirectly invest may be denominated in either a foreign currency or U.S. dollars.

Finally, each Portfolio may invest a portion of its assets in money market instruments. Such instruments include traditional cash investments, such as money market funds, repurchase agreements or Treasury Bills.

In selecting ETFs, the Advisor considers, among other criteria, the cost of the ETF, the benchmark index that the ETF seeks to track and the trading liquidity of the ETF.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk.  Each Portfolio’s returns will vary and you could lose money on your investment in the Portfolios.  An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency.  Also, an investment in a Portfolio is not a complete investment program.  Below are some specific risks of investing in the Portfolios.

Equity ETF Risks

Market Risk.  Overall stock market risks affect the value of ETFs, and thus the share price of each Portfolio invested in equity ETFs.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk.  The value of an ETF may decrease in response to the activities and financial prospects of individual securities held by the ETF, and cause a Portfolio's share price to fall.

Fixed Income ETF Risks

Credit Risk. The ETFs may invest in fixed income securities, which are subject to credit risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to a Portfolio.  An ETF may invest in securities that are rated in the lowest investment grade category.  Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Interest Rate Risk.  An ETF investing in fixed income securities is subject to interest rate risk.  As a result, the share price and total return of a Portfolio investing in that ETF will vary in response to changes in interest rates.  If rates increase, the value of a Portfolio’s investments generally will decline, as will the value of your investment in the Portfolio.  Securities with longer maturities normally have higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

REIT ETF Risks

The Portfolios may invest in ETFs that invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.

Strategy Risks

“Fund of Funds” Risk.  Each Portfolio is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs.  Investors can invest directly in ETFs and do not have to invest through the Portfolios.  The cost of investing in a Portfolio will generally be higher than the cost of investing directly in ETFs or other investment company shares.  Investors in the Portfolios will indirectly bear fees and expenses charged by the ETFs in which a Portfolio invests in addition to a Portfolio’s direct fees and expenses.  A Portfolio also will incur brokerage costs when it purchases ETFs.  The ETFs in which the Portfolios invest will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.  Certain securities comprising the benchmarks tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Portfolio invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.  In addition, a Portfolio may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

No History of Operations.  Each Portfolio is a new mutual fund and has no history of operations.  In addition, the Advisor has not previously managed a mutual fund.  Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of  1940, as amended, and the Internal Revenue Code that do not apply to the Advisor’s management of individual accounts.  As a result, investors cannot judge the Advisor by its track record managing a mutual fund, and the Advisor may not achieve its intended result in managing the Portfolios.

PERFORMANCE

Performance information is not included because the Portfolios do not have a full calendar year of performance as of the date of this Prospectus.

FEES AND EXPENSES:

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

CLASS A SHARES

CLASS A: SHAREHOLDER FEES (fees paid directly from your investment)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*	5.75%	5.75%	5.75%	5.75%
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)*	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%	______%	______%

*See “How to Purchase Shares -  Class A Shares” below, for information on obtaining full or partial waivers of the Sales Charge.

If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS A: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses[1]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.98%	0.98%	0.98%	0.98%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	0.95%	0.95%	0.95%	0.95%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be __. %.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of _____% of Class A shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of ____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A	ETF 2010	ETF 2020	ETF2030	ETF 2040+
1 Year	$	$	$	$
3 Years	$	$	$	$

CLASS R SHARES

CLASS R: SHAREHOLDER FEES (fees paid directly from your investment)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%	______%	______%

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS R: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.50%	0.50%	0.50%	0.50%
Other Expenses[1]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.23%	1.23%	1.23%	1.23%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	1.20%	1.20%	1.20%	1.20%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be ___%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of _____% of Class R shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of ____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class R	ETF 2010	ETF 2020	ETF2030	ETF 2040+
1 Year	$	$	$	$
3 Years	$	$	$	$

CLASS I SHARES

CLASS I: SHAREHOLDER FEES (fees paid directly from your investment)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	1.00%	1.00%
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)	NONE%	NONE%	NONE%	NONE%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%	______%	______%

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS I: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%
Other Expenses[1]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.73%	0.73%	0.73%	0.73%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	0.70%	0.70%	0.70%	0.70%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be _____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of _____% of Class I shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses  to exceed the maximum amount of ____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I	ETF 2010	ETF 2020	ETF2030	ETF 2040+
1 Year	$	$	$	$
3 Years	$	$	$	$

CLASS C SHARES

CLASS C: SHAREHOLDER FEES (fees paid directly from your investment)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%	1.00%	1.00%
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)*	1.00%	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None

* On Class C shares sold within [12 / 18] months of purchase.

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS C: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	ETF 2010	ETF 2020	ETF 2030	ETF 2040+
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Other Expenses[1]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[2]	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.73%	1.73%	1.73%	1.73%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	1.70%	1.70%	1.70%	1.70%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be ____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of _____% of Class C shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of ____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class C	ETF 2010	ETF 2020	ETF2030	ETF 2040+
1 Year	$	$	$	$
3 Years	$	$	$	$

TACTICAL ALLOCATION PORTFOLIOS

INVESTMENT OBJECTIVES

Each Tactical Allocation Portfolio seeks a different degree of exposure to stocks and bonds.  Portfolios in the Tactical Allocation Portfolios represent a continuum along the risk/return spectrum. Additionally, the Advisor seeks capital appreciation by tactically adjusting current asset allocations using a quantitative investment discipline.    The investment objective of each Portfolio is described below.

XTF Conservative ETF Portfolio.  This Portfolio seeks capital preservation and current income.

XTF Moderate ETF Portfolio.  This Portfolio seeks capital appreciation and income.

XTF Aggressive ETF Portfolio.  This Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolios pursue their investment objectives by investing in a mix of equity and fixed-income or real estate ETFs.  Under normal market conditions, these Portfolios generally will invest in five to fifteen ETFs.  Each Portfolio is constructed by implementing a proprietary strategic asset allocation process developed by the Advisor.  The Advisor then adds a level of active management by applying a proprietary tactical asset allocation model.  This dynamic model may increase or decrease equity and fixed income exposure within set tolerance ranges in an effort to minimize risk while attempting to increase the potential for relative return in all market conditions.

The following table shows each Portfolio’s equity and fixed income ETF allocations for the current year.  These allocations are referred to a Portfolio’s “Neutral Position” and will be considered for adjustment in September of each year if the Advisor believes and adjustment is necessary to respond to current market conditions.  The Advisor has the ability tooverweight and underweight the equity and fixed income allocations of a Portfolio by +/- 20% from the stated Neutral Positions based upon the Advisor's proprietary tactical strategy, which takes into consideration the U.S. and foreign economies, risk, relative value, and momentum/market conditions.

Portfolio	Equity Allocation	Fixed Income & Real Estate Allocation

Conservative ETF Portfolio	40%	60%

Moderate ETF Portfolio	60%	40%

Aggressive ETF Portfolio	80%	20%

The Portfolios primarily will invest their assets in ETFs in order to achieve exposure to the various asset classes. The Advisor anticipates investing each Portfolio’s equity allocation primarily in ETFs that invest in common stocks of domestic companies with large, medium and small capitalizations and in ETFs that invest in foreign securities.  The Advisor also may invest a portion of the equity allocation in sector- and style-specific ETFs, as well as ETFs that invest in foreign markets.

Within the fixed-income portion of the Portfolio’s strategic asset allocation, the Advisor anticipates investing primarily in ETFs that invest indomestic fixed-income securities, including U.S. government agency and treasury securities, mortgage-backed securities, Treasury Inflation Protected securities, and investment grade and non-investment grade corporate debt securities.  Some ETFs also may invest in investment grade and non-investment grade debt securities of foreign governments or corporations in either emerging or developed foreign markets.  The foreign debt securities in which the Portfolios may indirectly invest may be denominated in either a foreign currency or U.S. dollars.

Finally, the Portfolios may invest a small portion of its assets in money market instruments.  Such instruments include traditional cash investments, such as money market funds, repurchase agreements or Treasury Bills.

In selecting ETFs, the Advisor considers, among other things, the cost of the ETF, the index that the ETF seeks to track, and the trading liquidity of the ETF invests.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk.  Each Portfolio’s returns will vary and you could lose money on your investment in the Portfolios.  An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency.  Also, an investment in a Portfolio is not a complete investment program.  Below are some specific risks of investing in the Portfolios.

Equity ETF Risks

Market Risk.  Overall stock market risks affect the value of ETFs, and thus the share price of each Portfolio invested in equity ETFs.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk.  The value of an ETF may decrease in response to the activities and financial prospects of individual securities held by the ETF, and cause a Portfolio's share price to fall.

Fixed Income ETF Risks

Credit Risk.  The ETFs may invest in fixed income securities, which are subject to credit risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to a Portfolio.  An ETF may invest in securities that are rated in the lowest investment grade category.  Issuers of these securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Interest Rate Risk.  An ETF investing in fixed income securities is subject to interest rate risk.  As a result, the share price and total return of a Portfolio investing in that ETF will vary in response to changes in interest rates.  If rates increase, the value of a Portfolio’s investments generally will decline, as will the value of your investment in the Portfolio.  Securities with longer maturities normally have higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

REIT ETF Risks

The Portfolios may invest in ETFs that invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Investment in

 REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.

Strategy Risks

“Fund of Funds” Risk.  Each Portfolio is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs.  Investors can invest directly in ETFs and do not have to invest through the Portfolios.  The cost of investing in a Portfolio will generally be higher than the cost of investing directly in ETFs or other investment company shares.  Investors in the Portfolios will indirectly bear fees and expenses charged by the ETFs in which a Portfolio invests in addition to a Portfolio’s direct fees and expenses.  A Portfolio also will incur brokerage costs when it purchases ETFs.  The ETFs in which the Portfolios invest will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.  Certain securities comprising the benchmarks tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Portfolio invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.  In addition, a Portfolio may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

No History of Operations.  Each Portfolio is a new mutual fund and has no history of operations.  In addition, the Advisor has not previously managed a mutual fund.  Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of  1940, as amended, and the Internal Revenue Code that do not apply to the Advisor’s management of individual accounts.  As a result, investors cannot judge the Advisor by its track record managing a mutual fund, and the Advisor may not achieve its intended result in managing the Portfolios.

PERFORMANCE

Performance information is not included because the Portfolios had not commenced operations as of the date of this Prospectus.

FEES AND EXPENSES

The following tables describesthe fees and expenses that you may pay if you buy and hold shares of the Portfolios.

CLASS A SHARES

CLASS A: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Conservative	XTF Moderate	XTF Aggressive
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*	5.75%	5.75%	5.75%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds)*	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%	______%

*See “How to Purchase Shares - Class A Shares” below, for information on obtaining full or partial waivers of the Sales Charge.

If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS A: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Conservative	XTF Moderate	XTF Aggressive
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.98%	0.98%	0.98%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	0.95%	0.95%	0.95%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be 0.65%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of _____% of Class A shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A	XTF Conservative	XTF Moderate	XTF Aggressive
1 Year	$	$	$
3 Years	$	$	$

CLASS R SHARES

CLASS R: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Conservative	XTF Moderate	XTF Aggressive
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%	______%

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS R: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Conservative	XTF Moderate	XTF Aggressive
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.23%	1.23%	1.23%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	1.20%	1.20%	1.20%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be _____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of ____% of Class R shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class R	XTF Conservative	XTF Moderate	XTF Aggressive
1 Year	$	$	$
3 Years	$	$	$

CLASS I SHARES

CLASS I: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Conservative	XTF Moderate	XTF Aggressive
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	______%	______%	______%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	______%	______%	______%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%	______%

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS I: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Conservative	XTF Moderate	XTF Aggressive
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.73%	0.73%	0.73%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	0.70%	0.70%	0.70%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be ____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of ____% of Class I shares average daily net assets through [April 30 , 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I	XTF Conservative	XTF Moderate	XTF Aggressive
1 Year	$	$	$
3 Years	$	$	$

CLASS C SHARES

CLASS C: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Conservative	XTF Moderate	XTF Aggressive
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00___%	___1.00___%
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)	1.00%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None

* On Class C shares sold within [12 / 18] months of purchase

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS C: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Conservative	XTF Moderate	XTF Aggressive
Management Fee	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses[1]	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.73%	1.73%	1.73%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%	0.03%
Net Total Annual Fund Operating Expenses	1.70%	1.70%	1.70%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be _____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of ____% of Class C shares average daily net assets through [April 30 , 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class C	XTF Conservative	XTF Moderate	XTF Aggressive
1 Year	$	$	$
3 Years	$	$	$

TACTICAL ROTATION PORTFOLIOS

INVESTMENT OBJECTIVES

Each of the Tactical Rotation Portfolios seeks long-term capital appreciation.  The portfolios in this series are designed for investors with medium to high risk tolerance, who seek to gain strategic market exposure with respect to domestic equities or international securities.

Principal Investment Strategies

The Sector Rotation ETF Portfolio focuses on the U.S. Economy, while the Country Rotation ETF Portfolio focuses on both the US Economy and the Global Economy.  Each will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in ETFs.  Under normal market conditions, the Tactical Rotation Portfolios generally will invest in 4-22 ETFs, although in order to respond to changes in the market, the Portfolios may invest in more or less ETFs.

XTF Sector Rotation ETF Portfolio: The Sector Rotation Portfolio seeks to respond to the dynamically changing US financial markets by moving its investments among 10 sectors derived from the S&P Global Industry Classification Structure (GICS): Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities.

At any given time there may be some strong performing sectors and some relatively weak performing sectors, depending on the business cycle and other factors.  Using a proprietary quantitative methodology and a multi-factor tactical asset allocation (TAA) model, the Advisor seeks to discriminate between, (and invest in), the strong sectors versus the weaker sectors. The Advisor models each of the 10 sectors that comprise the US large cap equity universe and compares the risk/return dynamics of each sector to an equal investment in 7- to 10-year US Treasuries. A bullish tactical signal from the model identifies a sector that appears to have a superior risk/return profile to the 7- to 10-year US Treasury. A bearish tactical signal from the model identifies a sector that the Advisor will avoid in favor of a bond allocation. Each sector is modeled individually and all tactical shifts into or out of a sector are determined independently. The Advisor is either entirely in or out of a sector at any given time. There are no “partial” allocations to a sector. Sector allocations are equal weighted. If the model produces a bullish signal for a sector, that sector is allotted 10% of the portfolio. If the model produces a bearish signal for a sector, its 10% allotment is invested in 7- to 10-year US Treasuries.

The Portfolio primarily will invest its assets in ETFs in order to achieve exposure to the various sectors. The Advisor anticipates obtaining the Portfolio’s sector exposure by investing primarily in ETFs that invest in sectors of the US economy.

XTF Country Rotation ETF Portfolio: The Country Rotation Portfolio seeks to respond to the dynamically changing global financial markets by moving its investments among different countries outside the U.S. Currently the portfolio includes 13 foreign markets: Australia, The Netherlands, Germany, France, United Kingdom, Singapore, Switzerland, Italy, Belgium, Hong Kong, Japan, Canada, and South Africa. Over time, the Advisor may introduce other countries to the portfolio.

At any given time, some foreign countries may have strong investment potential, while others may have weaker investment potential. Using a proprietary quantitative methodology and a multi-factor tactical asset allocation (TAA) model, the Advisor seeks to discriminate between,

 (and invest in), the  countries with strong equity markets versus those with weaker equity markets.  The Advisor models each of the foreign countries in the portfolio and compares the risk/return dynamics of each country to an equal investment in 7- to 10-year US Treasuries. A bullish tactical signal from the model identifies a foreign country that appears to have a superior risk/return profile to the 7- to 10-year US Treasury. A bearish tactical signal from the model identifies a foreign country the Advisor will avoid in favor of a bond allocation. Each foreign country is modeled individually and all tactical shifts into or out of a foreign country are determined independently. The Advisor is either entirely in or out of an ETF representing a particular international equity market at any given time. There are no “partial” allocations to a country. Country allocations are equal weighted. If the model produces a bullish signal for a country, that country is allotted about 7.7% of the portfolio. If the model produces a bearish signal for a country, its 7.7% allotment is invested in 7- to 10-year US Treasuries.

The Fund normally will invest its assets in ETFs in order to achieve exposure to the various foreign markets. The Advisor anticipates obtaining the Portfolio’s foreign equity exposure by investing primarily in ETFs that invest exclusively in the equity markets of the target country.  Also, all the ETFs used are US dollar-denominated.

PRINCIPAL INVESTMENT RISKS

All mutual funds carry a certain amount of risk.  Each Portfolio’s returns will vary and you could lose money on your investment in the Portfolios.  An investment in a Portfolio is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency.  Also, an investment in a Portfolio is not a complete investment program.  Below are some specific risks of investing in the Portfolios.

Sector Risk.  Sector risk is the possibility that investments within the same group of industries will decline in price due to sector specific market or economic developments. If the Advisor invests a significant portion of a Fund's assets in a particular sector, the Fund is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment.  The sectors in which a Fund may be over-weighted will vary.

Equity ETF Risks

Market Risk.  Overall stock market risks affect the value of ETFs, and thus the share price of each Portfolio invested in equity ETFs.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Security Risk.  The value of an ETF may decrease in response to the activities and financial prospects of individual securities held by the ETF, and cause a Portfolio's share price to fall.

REIT ETF Risks

The Portfolios may invest in ETFs that invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.    Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks.

Strategy Risks

“Fund of Funds” Risk.  Each Portfolio is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs.  Investors can invest directly in ETFs and do not have to invest through the Portfolios. The cost of investing in a Portfolio will generally be higher than the cost of investing directly in ETFs or other investment company shares.  Investors in the Portfolios will indirectly bear fees and expenses charged by the ETFs in which a Portfolio invests in addition to a Portfolio’s direct fees and expenses.  A Portfolio also will incur brokerage costs when it purchases ETFs.  The ETFs in which the Portfolios invest will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs will incur expenses not incurred by their applicable benchmarks.  Certain securities comprising the indices tracked by these ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable benchmarks.

Management Risk.  The Advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Portfolio invests may prove to be incorrect and there is no guarantee that the Advisor’s judgment will produce the desired results.  In addition, a Portfolio may allocate its assets so as to under-emphasize or over-emphasize ETFs or other investments under the wrong market conditions, in which case the Portfolio’s value may be adversely affected.

International Risks - Country Rotation ETF Portfolio:*

Foreign Investing Risk.  ETFs that invest in ADRs and foreign securities are subject to foreign investing risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values, as well as adverse political, social and economic developments affecting a foreign country.  All of these risks are heightened to the extent the ETF invests in emerging markets

*These risks are somewhat mitigated in the ETF markets, which often provide greater stability and liquidity than direct investments in foreign securities.

No History of Operations.  Each Portfolio is a new mutual fund and has no history of operations.  In addition, the Advisor has not previously managed a mutual fund.  Mutual funds and their advisors are subject to restrictions and limitations imposed by the Investment Company Act of  1940, as amended, and the Internal Revenue Code that do not apply to the Advisor’s management of individual accounts.  As a result, investors cannot judge the Advisor by its track record managing a mutual fund, and the Advisor may not achieve its intended result in managing the Portfolios.

PERFORMANCE

Performance information is not included because the Portfolios had not commenced operations as of the date of this Prospectus.

FEES AND EXPENSES:

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

CLASS A SHARES

CLASS A: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Sector Rotation	XTF Country Rotation
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*	5.75%	5.75%
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)*	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%

*See “How to Purchase Shares - Class A Shares” below, for information on obtaining full or partial waivers of the Sales Charge.

If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS A: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Sector Rotation	XTF Country Rotation
Management Fee	0.40%	0.40%
Distribution (12b-1) Fees	0.25%	0.25%
Other Expenses[1]	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%
Total Annual Fund Operating Expenses	0.98%	0.98%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%
Net Total Annual Fund Operating Expenses	0.95%	0.95%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be _____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of _____% of Class A shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A	XTF Sector Rotation	XTF Country Rotation
1 Year	$	$
3 Years	$	$

CLASS R SHARES

CLASS R: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Sector Rotation	XTF Country Rotation
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS R: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Sector Rotation	XTF Country Rotation
Management Fee	0.40%	0.40%
Distribution (12b-1) Fees	0.50%	0.50%
Other Expenses[1]	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%
Total Annual Fund Operating Expenses	1.23%	1.23%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%
Net Total Annual Fund Operating Expenses	1.20%	1.20%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be ____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of ____% of Class R shares average daily net assets through [April 30, 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class R	XTF Sector Rotation	XTF Country Rotation
1 Year	$	$
3 Years	$	$

CLASS I SHARES

CLASS I: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Sector Rotation	XTF Country Rotation
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE	NONE
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	0.00%	0.00%
Redemption Fee (as a percentage of amount redeemed)	______%	______%

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS I: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Sector Rotation	XTF Country Rotation
Management Fee	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses[1]	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%
Total Annual Fund Operating Expenses	0.73%	0.73%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%
Net Total Annual Fund Operating Expenses	0.70%	0.70%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be ____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of ____% of Class I shares average daily net assets through [April 30 , 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses  to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class I	XTF Sector Rotation	XTF Country Rotation
1 Year	$	$
3 Years	$	$

CLASS C SHARES

CLASS C: SHAREHOLDER FEES (fees paid directly from your investment)	XTF Sector Rotation	XTF Country Rotation
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	1.00%
Maximum Contingent Deferred Sales Charge (load) (as a percentage of redemption proceeds)*	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None

* On Class C shares sold within [12 / 18] months of purchase

Annual fund operating expenses are paid out of a Portfolio’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

CLASS C: ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	XTF Sector Rotation	XTF Country Rotation
Management Fee	0.40%	0.40%
Distribution (12b-1) Fees	1.00%	1.00%
Other Expenses[1]	0.15%	0.15%
Acquired Fund Fees and Expenses [2]	0.18%	0.18%
Total Annual Fund Operating Expenses	1.73%	1.73%
Fee Waiver/Expense Reimbursement[3]	0.03%	0.03%
Net Total Annual Fund Operating Expenses	1.70%	1.70%

1 Because the Portfolios are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

 2 The Portfolio’s shareholders indirectly bear the expenses of the underlying ETFs in which the Portfolio invests.  The Portfolio’s estimated indirect expenses of investing in the underlying ETFs represents the Portfolio’s pro rata portion of the cumulative expenses charged by the underlying ETFs based on the Portfolio’s anticipated average invested balance in each underlying ETF, the anticipated number of days invested, and each underlying ETF’s net total annual fund operating expenses for the fiscal period ending December 31, 2007.  The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the underlying ETFs.  Excluding the indirect costs of investing in the underlying ETFs, Total Annual Fund Operating Expenses are estimated to be ____%.

3 The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes, and extraordinary expenses, do not exceed a maximum of ____% of Class C shares average daily net assets through [April 30 , 2008].  The addition of excluded expenses may cause the Portfolio’s Total Annual Fund Operating Expenses  to exceed the maximum amount of _____% agreed to by the Advisor. Each waiver or reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which that particular expenses is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except for reimbursement in year 1).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class C	XTF Sector Rotation	XTF Country Rotation
1 Year	$	$
3 Years	$	$

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

THE ALLOCATION MODELS

The Advisor manages the Portfolios using Strategic Asset Allocation (“SAA”) and Tactical Asset Allocation (“TAA”) models.  First, to generate appropriate risk-based and target date allocations, the Advisor develops a neutral SAA for each portfolio using a proprietary quantitative methodology.

Once the asset classes and their allocations are determined for each portfolio, the Advisor selects what it believes to be the ETF(s) within each asset class that has the optimal characteristics given the objectives of the investment strategy.

Next, the Advisor applies its dynamic TAA model, which is used to determine the overall bearishness or bullishness of each equity asset class.  By combining the SAA and the TAA models, the Advisor is able to alter the asset class weightings produced by the SAA model to increase or decrease each Portfolio’s equity exposure depending on whether the TAA signals are bullish or bearish.

The TAA model was developed over many years of financial and econometric research.  The TAA model is a quantitative, disciplined investment strategy that generates bullish or bearish signals for each equity asset class in the neutral-weighted SAA model; these signals combine to potentially adjust the weights of each asset class in the SAA up or down. From the selection of factors (approximately 20 per equity asset class), to the quantification of the corresponding metrics, to the generation of a TAA signal, the Advisor believes that it has created a robust model that uniquely balances both return generation (alpha) and risk control.

The Advisor's econometric TAA model uses signals to identify relationships between market movements and economic, fundamental and technical factors.  The model is comprised of four major sub-models, each covering different factors that influence the individual equity asset classes:

1.

The overall economy (including monetary policy, interest rates, business cycle identification and other leading economic indicators).

2.

Relative value (fundamental variables are used to measure relative value of each equity asset class).

3.

Risk (metrics are used to capture the level of uncertainty in the markets).

4.

Momentum/market conviction (metrics are used to quantify the strength of market movements).

Each sub-model is independent of the others.  Together, they provide a signal on the overall bullishness or bearishness of the equity asset classes.  When the signal is provided, the Advisor rebalances the portfolios in accordance with the TAA model and within set tolerance ranges.

By adhering to pre-established constraints that limit tactical re-allocation of the major equity asset classes within prescribed ranges of the initial SAA, the Advisor attempts to manage risk while still increasing alpha. The tactical re-allocations are limited to +/-% 20 for each Portfolio.  In addition, to prevent asset drift, portfolios are rebalanced quarterly if assets are +/-5% above the allocations specified by the TAA model.

The Portfolios will normally invest their assets in ETFs in order to take advantage of the tax-efficiencies inherent in ETFs relative to mutual funds.  Investments in ETFs also reduce the inefficiencies often found in actively managed mutual funds.  The ETFs in which the Portfolios may invest include those that seek to track the indices set forth below by asset class.  A representative, but not exhaustive list is provided below.  In addition, the ETFs may include ETFs that track different indices within these assets classes, or indices corresponding to asset classes that are not listed below.  There can be no assurances that any Portfolio will invest in any particular asset class, or that any particular index and corresponding ETF will be used by any of the Portfolios. The Advisor may, at its discretion, add other asset classes, indices and ETFs.

Large-Cap Indices

Dow Jones Select Dividend Index

Russell 1000® Index

Russell 1000® Value Index

Russell 1000® Growth Index

S&P 500 Index

S&P 100 Index

NYSE 100 Index

Mid-Cap Indices

Russell Midcap® Index

Russell Midcap® Value Index

Russell Midcap® Growth Index

Small-Cap Indices

Russell 2000® Index

Russell 2000® Value Index

Russell 2000® Growth Index

S&P SmallCap 600 Index

Fixed Income Indices

Goldman Sachs $ InvesTop Index

Lehman Brothers 1-3 Year US Treasury Index

Lehman Brothers 7-10 Year US Treasury Index

Lehman Brothers U.S. Aggregate Index

Lehman Brothers U.S. Treasury Inflation Notes Index

International Indices

MSCI EAFE Index

MSCI Emerging Markets Index

Real Estate Indices

Morgan Stanley US REIT Index

MSCI

OTHER INFORMATION ABOUT THE PORTFOLIOS

The investment objective of each Portfolio may be changed without shareholder approval.  However, the Trust will provide written notification to shareholders at least 60 days in advance of any change in a Portfolio’s investment policies that would enable the Portfolio to invest less than 80% of its assets in ETF investments.  The Portfolios intend to invest in ETFs that are publicly traded, rather than the issuer's "creation units," which are sold prior to public trading on the exchange.

From time to time, each Portfolio may hold all or a portion of its assets in cash or cash equivalents pending investment, when investment opportunities are limited, or when attempting to respond to adverse market, economic, political or other conditions.  Cash equivalents include certificates of deposit; short term, high quality taxable debt securities; money market funds and repurchase agreements.  If a Portfolio invests in shares of a money market fund or other investment company, the shareholders of the Portfolio generally will be subject to duplicative management fees.  These temporary defensive positions may be inconsistent with a Portfolio’s principal investment strategy and, as a result of engaging in these temporary measures, a Portfolio may not achieve its investment objective.

ADDITIONAL RISKS

The following information describes some of the additional risks of investing in the Portfolios:

Commodity Risk.  The ETFs may invest in directly or indirectly in commodities.  Commodities include metals, such as gold and silver; agricultural products like wheat, cotton, sugar and coffer; livestock, including cattle and pork bellies; and minerals, such as crude oil.  The ETFs may buy certain commodities

 (such as gold) or may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, and futures contracts and options on futures contracts.  The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments.

High Yield Securities Risk.  The ETFs may invest in high yield securities, also known as “junk bonds.”  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the ETFs to sell high yield securities at the price at which it is being valued for purposes of calculating net asset value.

Emerging Market Risks.  An ETF may invest in issuers located in emerging markets.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible restrictions on repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by an ETF.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Investing Risk.  Because the Portfolios may invest in ETFs that invest in ADRs and foreign securities, the Portfolios are subject to foreign investing risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values, as well as adverse political, social and economic developments affecting a foreign country.  In addition, foreign investing involves less publicly available information, as well as more volatile or less liquid securities markets.  Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.  Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular.  Owning foreign securities could cause a Portfolio’s performance to fluctuate more than if it invested in an ETF that held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by an ETF does not imply that the shares of the Portfolios or ETFs are guaranteed or that the price of the shares will not fluctuate.  In addition, securities issued by Freddie Mac, Fannie Mae and the Federal Home Loan Banks are not obligations of, or insured by, the U.S. government.  If a U.S. government agency or instrumentality in which an ETF invests defaults and the U.S. government does not stand behind the obligation, the share price of a Portfolio investing in that ETF could fall.

REIT ETF Risks.  The Portfolios may invest in ETFs that invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills,  not all REITS are diversified, and they are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs also are subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended.  Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline.

Sector Risk.  Sector risk is the possibility that investments within the same group of industries will decline in price due to sector specific market or economic developments. If the Advisor invests a significant portion of a Fund's assets in a particular sector, the Fund is subject to the risk that those investments are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market segment.  The sectors in which a Fund may be over-weighted will vary.

Smaller Company Risk.  Each Portfolio may invest in an ETF that invests in smaller capitalization companies.  The earnings and prospects of smaller companies are more volatile than those of larger companies.  Smaller companies also may experience higher failure rates than do larger companies.  In addition, the securities of smaller companies may trade less frequently and in smaller volumes than the securities of larger companies, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Finally, smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Sovereign Obligation Risk.  The g ETFs may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the ETF may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts.

Information about the Trust’s policies and procedures with respect to disclosure of a Portfolio’s securities holdings is included in the Statement of Additional Information.

MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISOR

XTF Advisors LLC, 110 Wall Street, 18th Floor, New York, NY 10005 (the “Advisor”) is the Trust’s investment advisor and provides continuous investment management services to the Portfolios.  Founded in 2002, the Advisor is an ETF focused firm that manages approximately $200 million for individuals, including high net worth individuals as of January 1, 2007.

Each Portfolio is authorized to pay the Advisor a fee equal to 0.50% of its average daily net assets.  A discussion regarding the basis of the Board of Trustees’ approval of the Management Agreement with the Advisor will be available in the Portfolios' first report to shareholders for the period ending [               ].

In addition to investment advisory fees, each Portfolio pays other expenses, including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and SAIs to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent necessary to limit Portfolio expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2008, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, any indirect expenses; such as expenses incurred by other investment companies in which the Portfolios invest; or extraordinary expenses such as litigation) of each Portfolio do not exceed specified limits as described under “Fees and Expenses”.  Waivers and expense reimbursements may be recouped by the Advisor from the applicable Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or reimbursed.

The Trust may pay service providers that provide investor services to individuals who, through insurance company separate accounts or through pension and retirement plans, invest in shares of the Portfolios (“Investors”). The Trust may make these payments directly to the service providers, or indirectly through the Advisor or the Trust’s distributor.  Investor services include some or all of the following: printing prospectuses and Statements of Additional Information and mailing them to Investors or to financial advisers who allocate investments on behalf of Investors; forwarding communications from the Trust to Investors or financial advisors, including proxy solicitation material and annual and semiannual reports; assisting Investors who wish or need to change financial advisors; and providing support services to financial advisors, including, but not limited to:  (a) providing financial advisors with updates on policies and procedures; (b) answering questions of financial advisors regarding the portfolio investments; (c) providing performance information to financial advisors regarding the Portfolios; (d) providing information to financial advisors regarding the Portfolios’ investment objectives; (e) providing Investor account information to financial advisors.

PORTFOLIO MANAGER

Gerald W. Buetow, Jr., PhD, CFA

Dr. Gerald Buetow, Jr. primarily is responsible for the day-to-day management of each Portfolio.  Beginning in 2005, Dr. Buetow acted as a consultant to the Advisor and became a full time employee of the Advisor in July 2006.  Dr. Buetow is the Chief Investment Officer as well as an owner of the Advisor.  In addition, Dr. Buetow is president of BFRC Services, LLC, a quantitative financial consulting firm that he founded in 1999.  Prior to that, he was Vice President of Curriculum Development for the Association for Investment Management and Research (AIMR).  Prior to holding this position, Dr. Buetow was the Wheat First Professor of Finance and Director of the Quantitative Finance program at James Madison University.  Dr. Buetow was lead quantitative researcher for Prudential Investment’s Quantitative Investment Management Group where he managed an enhanced index fund and developed structured securities.    Dr. Buetow has a B.S. in Electrical Engineering and a Ph.D. in Finance and Econometrics from Lehigh University, an M.S. in Finance from the University of Texas - Dallas and holds the Chartered Financial Analyst designation.

The Advisor’s Investment Policy Committee is also responsible for monitoring the investment strategies and risks for each Portfolio.

The Portfolios' Statement of Additional Information provides information about the compensation received by the Dr. Buetow, other accounts that he manages and his ownership of shares of the Portfolios.

VALUING PORTFOLIO ASSETS

Shares of each Portfolio are sold at net asset value (“NAV”).  The NAV of a Portfolio is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  The NYSE is closed on weekends and most national holidays.  The NAV is determined by dividing the value of each Portfolio’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding.  The NAV takes into account the expenses and fees of each Portfolio, including management, administration, and distribution fees, which are accrued daily.  Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by a participating life insurance company, or qualified pension or retirement plan, in proper form before the close of trading on the NYSE on that day.

Generally, the ETFs and other securities owned by each Portfolio are valued each day at the last quoted sales price on the securities’ principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Board on a quarterly basis, in accordance with procedures approved by the Board. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  The Portfolios may use independent pricing services to assist in calculating the value of their securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for each Portfolio.  Because the Portfolios will invest in ETFs holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the ETFs do not price their shares, the value of each Portfolio’s portfolio securities (i.e., underlying ETFs that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell shares of the Portfolios.  If events materially affecting the values of a Portfolio’s securities, particularly ETFs holding foreign securities, occur after the close of trading on a foreign market but before each Portfolio prices its shares, the securities will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Portfolio calculates its NAV, the Advisor may need to price the ETF holding the security using the Trust’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of a Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by short term traders.  The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

HOW TO PURCHASE SHARES

Share Classes

The Portfolios offer four classes of shares so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges and ongoing servicing/distribution fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given the amount of your purchase and the length of time you expect to hold the shares. All classes of shares represent interest in the same portfolio of investments in each Portfolio.

Class A Shares

Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. If you invest in more than one Portfolio, you should notify the Trust of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge.  You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of "Right of Accumulation" and "Letter of Intent" below. The following sales charges apply to your purchases of Class A shares of the Portfolios:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,9999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See Below

The distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

How to reduce your sales charge

You may be eligible to purchase Class A Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment.  Consistent with the policies described in this Prospectus, you and your “immediate family” (your spouse and your children under the age of 21) may combine your Portfolio holdings to reduce your sales charge.

Rights of accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A Shares, you may combine your new purchases of Class A Shares with the shares of any other Class A Shares of an XTF Portfolio that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A Shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

XTF Portfolio shares held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•

Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, shares held in a different broker-dealer’s brokerage account or with a bank, an insurance company separate account or an investment advisor);

•

Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example a 401(k) plan) but not including employer sponsored IRAs;

•

Shares held directly in the Arrow DWA Balanced Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letters of Intent.  Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A Shares of a Portfolio, with a minimum of $50,000, during a 13-month period. At your written request, Class A Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Portfolios to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Portfolios’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A shares.  If you have redeemed Class A Shares of a Portfolio within the past 120 days, you may repurchase an equivalent amount of Class A Shares of the Portfolio at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Portfolio that you intend to do so in writing. The Portfolio must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A Shares is waived for certain types of investors, including:

•

Current and retired directors and officers of the Portfolios sponsored by the Advisor or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Advisor.

•

Employees of the Advisor and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•

Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

•

Participants in certain “wrap-fee” or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•

Clients of registered investment advisors that have entered into arrangements with the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•

Institutional investors (which may include bank trust departments and registered investment advisors).

•

Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

•

Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

•

Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in a Portfolio are part of an omnibus account.  A minimum initial investment of $1 million in the Portfolio is required.  The Distributor in its sole discretion, may waive these minimum dollar requirements.

Sales Charge Exceptions

You will not pay initial sales charges on Class A Shares purchased by reinvesting dividends and distributions.

Class R Shares

Class R shares of the Fund are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund.  Annual 12b-1 fees (for distribution and shareholder services) of up to 0.50% will apply to your account.    Over time, fees paid under the Plan will increase the cost of a Class R shareholder’s investment and may cost more than other types of sales charges.

Class I Shares

Class I shares of the Fund are sold at net asset value without an initial sales charge and are only available to ______________________.  This means that 100% of your initial investment is placed into shares of the Fund.  In addition, Class I shares pay no servicing or distribution–related fees.

Class C Shares

Class A shares are offered at their public offering price, which is net asset value per share plus the 1% sales charge. In addition, a 1% CDSC will be applied to shares sold within (twelve) eighteen months of purchase.  Annual 12b-1 fees (for distribution and shareholder services) of up to 1.00% will apply to your account.  There is no automatic conversion to Class A shares, so you will be subject to the higher ongoing 12b-1 fees indefinitely.  There is No CDSC when you sell Class C shares purchased with reinvested dividends or capital gain distributions.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Promotional Incentives on Dealer Commissions

The Distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms.  Such incentives may, at the Distributors discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of a Portfolio to purchase, you should consider your investment goals, present and future amounts you may invest in the Portfolio, and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class R, Class I or Class C shares will be greater than the front-end sales charge of Class A shares and to what extent such difference may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Portfolio’s expenses over time in the “Fees And Expenses” Section of this Prospectus. You also may wish to consult with your financial advisor for advice with regard to which share class would be most appropriate for you.

Purchasing Shares

You may purchase shares of a Portfolio by sending a completed application form to the following address by either regular or overnight mail:

XTF Investors Trust c/o Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137

Minimum and Additional Investment Amounts

The minimum initial investment to open an account is $XXXX for all account types. The minimum subsequent investment is $XXX.  Lower minimum initial and additional investments may also be applicable in certain other circumstances, including purchases by certain tax deferred retirement programs.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from a Portfolio.

The Trust, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.  Make all checks payable to “XTF Investors Trust.” The Trust will not accept payment in cash, including cashier’s checks or money orders.  Also, to prevent check fraud, the Trust will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC (“GFS” or “Transfer Agent”), the Trust’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Trust, for any payment check returned to the Transfer Agent for insufficient funds.

The USA PATRIOT Act requires financial institutions, including the Trust, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Trust in verifying your identity.  Until such verification is made, the Trust may temporarily limit additional share purchases.  In addition, the Trust may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Trust may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

When Your Order is Processed

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:

•

the name of the Portfolio

•

the dollar amount of shares to be purchased

•

a completed purchase application that corresponds to they type of account you are opening or investment stub (make sure your investment meets the account minimum or subsequent purchase investment minimum)

•

check payable to “XTF Investors Trust”

All shares will be purchased at the NAV per share next determined after the Trust receives your application or request in good order.  All requests received in good order by the Trust before 4:00 p.m. (Eastern Standard Time) will be executed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Purchase through Brokers

You may invest in the Trust through brokers or agents who have entered into selling agreements with the Trust’s distributor.  These brokers and agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Trust. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set its own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of any Portfolio in the Trust.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Trust.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire

If you wish to wire money to invest in the Trust, please call the Trust 1-XXX-XXX-XXX to notify the Trust that a wire transfer is coming.  You may use the following instructions:

First National Bank of Omaha

ABA No. 104000016

Account No. XXXXXX

Credit: XTF Investors Trust Subscription Account

FBO: Shareholder Name, Name of Fund, Shareholder Account Number.

Automatic Investment Plan

You may participate in the Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Trust through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $XXX on specified days of each month into your established account.  Please contact the Trust at 1-XXX-XXX-XXXX for more information about the Automatic Investment Plan.

Retirement Plans

You may purchase shares of the Trust for your individual retirement plans.  Please call the Trust at 1-XXX-XXX-XXXX for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Subsequent Purchases by Internet

For complete information regarding Internet transactions, please see the section entitled “Transactions Through www.XXXXXX.com”.

REDEMPTIONS

Written Redemption Requests

You will be entitled to redeem all or any portion of the shares credited to your accounts by submitting a written request for redemption to:

Regular/Express/Overnight Mail

XTF Investors Trust

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

Redeeming by Telephone

The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Trust and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in any commercial bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-XXX-XXX-XXXX.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Trust reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Trust, GFS, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Trust or GFS, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Trust and/or GFS, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to GFS to cover costs associated with the transfer but GFS does not charge a fee when transferring redemption proceeds by electronic funds transfer.  In addition, your bank may impose a charge for receiving wires.

Redemptions in Kind

The Trust reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (for example, if the request is greater than $250,000 or 1% of the Portfolio’s assets). The securities will be chosen by the Portfolio and valued at the Portfolio’s net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $XXXX, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $XXX or more.  If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Trust at 1-XXX-XXX-XXXX.

When Redemptions are Sent

Once the Trust receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  If you purchase shares using a check and soon after request a redemption the Trust will not honor the redemption request. The redemption request must be resubmitted once the check is cleared (usually within 10 days).

Good Order

Your redemption request will be processed if it is in “good order.”  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•

The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

[Redemption Fee

For shares held less than 30 days, the Trust will deduct a 1% redemption fee on your redemption amount if you sell your shares or your shares are redeemed for failure to maintain the Portfolio’s balance minimum.  See “Low Balances” for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1% fee.

Redemption fees are paid to the Portfolios directly and are designed to offset costs associated with fluctuations in Portfolio asset levels and cash flow caused by short-term shareholder trading.

Limitations on the Assessment of Redemption Fees. The Trust may not be able to impose and/or collect the redemption fee in certain circumstances. For example, the Portfolio will not be able to collect the redemption fee on redemptions and exchanges by shareholders who invest through certain retirement plans or through certain financial intermediaries (for example, through broker-dealer omnibus accounts or through a recordkeeping organization) that have not agreed to assess or collect the redemption fee from such shareholders, or that have not agreed to provide the information necessary for the Portfolio to impose the redemption fee on such shareholders or do not currently have the capability to assess or collect the redemption fee. The Portfolios may nonetheless continue to effect share transactions for such shareholders and financial intermediaries. By their nature, omnibus accounts, in which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to a Portfolio on a net basis, conceal the identity of the individual investors from the Portfolio. This makes it more difficult for the Portfolio to identify short-term transactions in the Portfolio, and makes assessment of the redemption fee on transactions effected through such accounts impractical without the assistance of the financial intermediary. Due to these limitations on the assessment of the redemption fee, the Portfolio’s use of redemption fees may not successfully eliminate excessive short-term trading in shares of the Portfolios.

Waivers of Redemption Fees. In the following situations, the Trust has elected not to impose the redemption fee:

•

redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions;

•

certain types of redemptions and exchanges of shares owned through participant-directed retirement plans;

•

redemptions or exchanges in discretionary asset allocation or wrap programs (“wrap programs”) that are initiated by the sponsor of the program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than quarterly;

•

redemptions or exchanges in a wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;

•

involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•

otherwise as the Advisor or the Trust may determine in special situations.  All special situations must be approved by the Trust’s Chief Compliance Officer]

When You Need Medallion Signature Guarantees

If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Trust with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•

you request a redemption to be made payable to a person not on record with the Portfolio;

•

you request that a redemption be mailed to an address other than that on record with the Portfolio;

•

the proceeds of a requested redemption exceed $50,000; or

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations) or by completing a supplemental telephone redemption authorization form.  Contact the Trust to obtain this form.  Further documentation will be required to change the designated account if, shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Trust should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Redeeming through Broker

If shares of a Portfolio are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Portfolio.  The servicing agent may charge a fee for this service.

Low Balances

If at any time your account balance falls below $XXXX, the Trust may notify you that, unless the account is brought up to the appropriate account minimum, your account could be closed or charged a small account maintenance fee.  This will not apply to any account balances that drop below the minimum due to a decline in NAV.  The Trust may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record.  The Trust will not charge any redemption fee on involuntary redemptions.

Redemptions Through www.XXXXXX.com

You may redeem your shares through the Portfolio’s web site www.XXXXXX.com.com. Shares from an account in any of the Portfolio’s tax sheltered retirement plans cannot be redeemed through the Portfolio’s web site. For complete information regarding Internet transactions, please see the following section entitled “Transactions Through www.XXXXXX.com”.

Transactions Through www.XXXXXX.com

You may purchase subsequent shares and redeem Portfolio shares through the Portfolio’s web site www.XXXXXXX.com. To establish Internet transaction privileges you must enroll through the web site. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user's agreement through the web site in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase subsequent shares through the web site you must also have ACH instructions on your account.

Redemption proceeds may be sent to you by check, to the address of record, or if your account has existing bank information, by wire or ACH.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Portfolio's web site. The Trust imposes a limit of $XXX on purchase and redemption transactions through the web site. Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Trust and its service providers have established certain security procedures, the Trust, its distributor and its Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the web site is unavailable for Portfolio transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Trust nor its Transfer Agent, distributor or Advisor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

MARKET TIMING

Frequent trading into and out of the Portfolios can harm all shareholders by disrupting a Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolios are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.  The Trust currently uses several methods to reduce the risk of market timing. These methods include:

•

committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;” and

•

assessing a redemption fee for short-term trading.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Trust seeks to make judgments and applications that are consistent with the interests of the Trust’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is retained by the Trust to help offset any cost associated with such short-term trading. This redemption fee is not imposed to accommodate short-term trading and the Trust will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Advisor or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Trust as described in the Trust’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Portfolios and/or (ii) reject or limit the amount, number, frequency or method for requesting redemptions out of the Portfolios.

The Trust reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Trust nor the Advisor will be liable for any losses resulting from rejected purchase or exchange orders. The Advisor may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Trust.

Although the Trust attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Trust will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of funds. While the Trust will encourage financial intermediaries to apply the Trust’s Market Timing Trading Policy to their customers who invest indirectly in the Trust, the Trust is limited in its ability to monitor the trading activity or enforce the Trust’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Trust may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Trust’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Trust’s redemption fee and monitoring trading activity for what might be market timing, the Trust may not be able to determine whether trading by customers of financial intermediaries is contrary to the Trust’s Market Timing Trading Policy.

DISTRIBUTION PLAN

Each Portfolio has adopted a plan under Rule 12b-1 that allows each Portfolio to pay distribution fees for the sale and distribution of Class A and Class R shares.  These are called “Rule 12b-1 Fees.”  Rule 12b-1 Fees are paid to insurance companies, brokerage firms and other intermediaries as compensation for expenses incurred in the sale of Portfolio shares and for services provided to shareholders.  Payments are not tied to actual expenses incurred.  Shareholders of each Portfolio pay an annual 12b-1 Fee of up to 0.25% on Class A shares and 0.50% on Class R shares.  Because these fees are paid out of a Portfolio’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class I and Class C shares do not assess a Rule 12b-1 Fee.

Other Compensation to Dealers

In addition to amounts paid as a sales commission, the Advisor at its expense, may also provide additional compensation to investment dealers. These payments may be made, at the discretion of the Advisor to certain dealers who have sold shares of the Trust. The level of payments made to dealers in any given year will vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Trust and promote the retention of their customer’s assets in the Trust. Any payments described above will not change the price paid by investors for the purchase of the shares in the Portfolios or the amount that the Portfolios will receive as proceeds from such sales.  The Advisor determines the cash payments described above in its discretion in response to requests from dealer firms, based on factors it deems relevant. A number of factors will be considered in determining payments, including the dealer’s sales, assets, share class utilized and the quality of the dealer’s relationship with the Advisor.  The Advisor will, on an annual basis, determine the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the XTF Investors Trust that are conducted by dealers.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Any sale or exchange of a Portfolio’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Trust.)

Each Portfolio intends to distribute substantially all of its net investment income quarterly and net capital gain annually in December.  Both distributions will be reinvested in shares of the Trust unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Trust will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Portfolio to withhold a percentage of any dividend, redemption or exchange proceeds.  The Trust reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Trust is required to withhold taxes if a number is not delivered to the Trust within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisors to determine the tax consequences of owning the Trust’s shares.

FINANCIAL HIGHLIGHTS

Each Portfolio is a newly organized series of the Trust, so financial highlights are not available as of the date of this prospectus. Financial highlights will be published in each Portfolio's annual and semi-annual reports and reflected in the next available update of this prospectus.

NOTICE OF PRIVACY POLICY & PRACTICES

The privacy of our shareholders is important to us.  The Trust is committed to maintaining the confidentiality, integrity and security of shareholder information.  When a shareholder provides personal information, the Trust believes that the shareholder should be aware of policies to protect the confidentiality of that information.

Because shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts, and to qualified pension and retirement plans and unregistered separate accounts, the Trust does not collect personal information about you, the underlying investor.  The Trust collects the following nonpublic personal information from the separate accounts:

•

Information we receive from the shareholder on or in applications or other forms, correspondence, or conversations, including, but not limited to account name, address, phone number, tax ID number; and

•

Information about shareholder transactions with us, our affiliates, or others, including, but not limited to, account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Trust does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Trust is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Trust restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Trust maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The privacy policy of your financial intermediary governs how your nonpublic personal information can be shared with non-affiliated third parties.

FOR MORE INFORMATION

XTF INVESTORS TRUST

Advisor	XTF Advisors LLC 110 Wall Street, 18th Floor New York, NY 10005
Distributor	Aquarius Fund Distributors, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	The Bank of New York One Wall Street, 25th Floor New York, NY 10286

Several additional sources of information are available to you.  The Statement of Additional Information dated May 1, 2007 (the “SAI”), contains detailed information on Portfolio policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Portfolios' affiliates.  Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected each Portfolio’s performance results as of the Portfolio's latest semi-annual or annual fiscal year end.

Call the Portfolios at 1-800-XTF-____ or visit www.xtf.com to obtain free copies of the SAI, the annual report and the semi-annual report, or to request other information about the Portfolios and to make shareholder inquiries.

You may review and obtain copies of the Portfolios' information at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about each Portfolio is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.  20549-0102.

Investment Company Act File # 811-[          ]

XTF Investors Trust • 110 Wall Street, 18th Floor • New York, NY 10005

STATEMENT OF ADDITIONAL INFORMATION

XTF Investors Trust

CLASS A, R, I AND C SHARES

TARGET DATE	TACTICAL ALLOCATION	TACTICAL ROTATION
PORTFOLIOS	PORTFOLIOS	PORTFOLIOS
XTF 2010 ETF PORTFOLIO	XTF CONSERVATIVE ETF PORTFOLIO	XTF SECTOR ROTATION ETF PORTFOLIO
XTF 2020 ETF PORTFOLIO	XTF MODERATE ETF PORTFOLIO	XTF COUNTRY ROTATION ETF PORTFOLIO
XTF 2030 ETF PORTFOLIO	XTF AGGRESSIVE ETF PORTFOLIO
XTF 2040+ ETF PORTFOLIO

______________, 2007

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the applicable Prospectus for the XTF Investors Trust dated _______________, 2007.  A copy of the Prospectuses can be obtained at no charge by writing the transfer agent, Gemini Fund Services, LLC, at 4020 South 147th Street, Suite 2, Omaha, NE, 68137, or by calling [1-___-___-____].  The Portfolios’ prospectuses are incorporated by reference into this SAI.

TABLE OF CONTENTS [TO BE UPDATED]

Page

Description of the Trust and the Portfolios

2

Additional Information About the Portfolios’ Investments

3

Management of the Portfolios

24

Code of Ethics

26

Distribution of Shares

26

Distribution Plan

26

Control Persons and Principal Holders of Securities

27

Investment Advisory and Other Services

27

Brokerage Allocation and Other Practices

30

Disclosure of Portfolio Holdings

31

Determination of Share Price

32

Redemption In-Kind

32

Tax Consequences

33

Proxy Voting Policies and Procedures

33

Financial Statements

35

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement on file with the Securities and Exchange Commission is effective.

This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer is not permitted.

DESCRIPTION OF THE TRUST AND THE PORTFOLIOS

The portfolios of XTF Investors Trust described in this SAI (each a “Portfolio” and collectively, the “Portfolios”) were organized as diversified series of the XTF Investors Trust (the “Trust”) and commenced operations on [            ], 2006.  The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 8, 2006 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Target Date Portfolios are designed for individuals who are investing for retirement or who have other long-term investment goals.  The Tactical Allocation Portfolios allow investors to select the risk/return profile appropriate to their situation and objectives.  The Tactical Rotation Portfolios are for investors with medium to high risk tolerance, who seek to gain strategic market exposure with respect to domestic equities or international securities.  Each Portfolio will invest, under normal circumstances, at least 80% of its assets in exchange traded funds (“ETFs”).  Each Portfolio offers Class A, Class R, Class I and Class C shares.  This Prospectus includes important information about the Portfolios that you should know before investing.  You should read this Prospectus and keep it for future reference.  The investment adviser to the Portfolios is XTF Advisors, L.L.C (the “Advisor”).

The Portfolios do not issue share certificates.  All shares are held in non-certificated form registered on the books of the Portfolios and the transfer agent for the account of the shareholder.  Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected.  In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Portfolios have equal voting rights and liquidation rights.  The Agreement and Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected.  All shares of a Portfolio are subject to involuntary redemption if the Trustees determine to liquidate the Portfolio.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Portfolios, see “How to Purchase Shares" and "Redemptions” in the Prospectus.  For a description of the methods used to determine the share price and value of each Portfolio’s assets, see “Valuing Portfolio Assets” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks are discussed in the prospectus.  This section contains a more detailed discussion of some of the investments that the Portfolios and the exchanged traded funds in which the Portfolios invest ("Underlying ETFs") may make and some of the techniques they may use, as described in the Risk/Return Summary in the Prospectus.  Additional non-principal strategies and risks also are discussed here.

Certificates of Deposit and Bankers’ Acceptances

Each Underlying ETF may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Closed-End Investment Companies

The Portfolios may invest their assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolios), investors seek to buy and sell shares of closed-end funds in the secondary market.

Each Portfolio generally will purchase shares of closed-end funds only in the secondary market. Each Portfolio will incur normal brokerage costs on such purchases similar to the expenses each Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. Each Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Advisor, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if each Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value, but rather, are subject to supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

Each Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Portfolio will ever decrease. In fact, it is possible that this market discount may increase and a Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by a Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. Each Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Commercial Paper

Each Portfolio and Underlying ETF may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance current operations.

Convertible Securities

Each Underlying ETF may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Corporate Debt

Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper).  The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by

 Moody’s, or if unrated, determined by the Advisor to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.  The Underlying ETFs may invest in both secured and unsecured corporate bonds. A secured bond is backed by collateral and an unsecured bond is not. Therefore an unsecured bond may have a lower recovery value than a secured bond in the event of a default by its issuer. The Advisor may incorrectly analyze the risks inherent in corporate bonds, such as the issuer’s ability to meet interest and principal payments, resulting in a loss to the Portfolio.

Depositary Receipts

Each Underlying ETF may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR.  Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Emerging Markets Securities

Each Underlying ETF may purchase ETFs and other closed end funds that invest in emerging market securities.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity, (ii) significant price volatility, (iii) restrictions on foreign investment, and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by an Underlying ETF.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include (i) greater social, economic and political uncertainty and instability, (ii) more substantial governmental involvement in the economy, (iii) less governmental supervision and regulation, (iv) the unavailability of currency hedging technique, (v) companies that are newly organized and small, (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers, and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause an Underlying ETF to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Equity Securities

Equity securities consist of common stock, preferred stock, convertible preferred stock, rights, REITs (real estate investment trusts) [explain REITs more?] and warrants.  Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.  Warrants are options to purchase equity securities at a specified price for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.  Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.  As a result, the return and net asset value of an Underlying ETF will fluctuate.  Securities in an Underlying ETF’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time.  Although profits in some Portfolio holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Exchange Traded Funds

Each Portfolio may invest in a range of exchange-traded funds (“ETFs”).  ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts (“SPDRs”), DIAMONDS,SM  Nasdaq-100 Index Tracking Stock (“QQQs”), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 50 and streetTRACKS.  Additionally, the Portfolio may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500 Index”).  SPDRs trade on the American Stock Exchange (“AMEX”) under the symbol SPY.  The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks.  A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY.  DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust  that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow.  The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index.  The DIAMONDS Trust’s shares trade on the AMEX under the symbol DIA.  QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 Index by holding shares of all the companies on the Index.  Shares trade on the AMEX under the symbol QQQ.  The iShares are managed by Barclays Global Investors, N.A. (“Barlcays”).  They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Lehman Brothers U.S. Aggregate Index and the Lehman 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country.  Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (“MSCI”) Index.  Barclays, the sole U.S. provider of fixed income ETFs, offers six iShares fixed income ETFs that track a particular Lehman Brothers’ bond index.  ETFS (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above.  Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investment companies, see “Investments in Other Investment Companies” below.

When a Portfolio invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Portfolio invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, a Portfolio’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which each Portfolio may be more heavily invested will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  A Portfolio may redeem creation units for the underlying  securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Portfolio’s Advisor believes it is in the Portfolio’s interest to do so.  A Portfolio’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended, which provides that the ETFs will not be obligated to redeem shares held by the Portfolio in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Portfolio invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Portfolios intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Portfolios believe that, in the event of the termination of an underlying ETF they will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent a Portfolio invests in a sector product, the Portfolio will be subject to the risks associated with that sector.

Foreign Securities

Foreign securities are considered for purchase only if they are trading in domestic markets through an American Depositary Receipt (ADR). Purchases of foreign equity securities entail certain risks.   For example, there may be less information publicly available about a foreign company then about a U.S.  Company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.   Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty  in  enforcing  contractual obligations,  delays  in  settlement  of securities transactions and  greater  price  volatility.   In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities.  U.S. futures contracts are traded on exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. Each Underlying ETF may invest in futures contracts only to the extent it could invest in the underlying instrument directly.

The Underlying ETFS may engage in futures transactions for hedging purposes only.  This means that an Underlying ETF’s primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if an Underlying ETF anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Portfolio could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Portfolio not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if an Underlying ETF holds stocks and seeks to protect itself from a decrease in stock prices, the Portfolio might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. An Underlying ETF could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

If an Underlying ETF owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as an Underlying ETF selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of an Underlying ETF’s interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, an Underlying ETF may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although an Underlying ETF can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

Risk Factors in Futures Transactions

Liquidity Risk.  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for an Underlying ETF to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, an Underlying ETF may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, an Underlying ETF’s access to other assets held to cover its futures positions also could be impaired.

Risk of Loss.  Although an Underlying ETF may believe that the use of such contracts will benefit the ETF, an Underlying ETF’s overall performance could be worse than if the Portfolio had not entered into futures contracts if the Advisor’s investment judgment proves incorrect. For example, if an Underlying ETF has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if an Underlying ETF has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the   rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. An Underlying ETF will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes.

Correlation Risk.  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to an Underlying ETF will not match exactly the Portfolio’s current or potential investments. An Underlying ETF may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of an Underlying ETF’s investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with an Underlying ETF’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between an Underlying ETF’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. An Underlying ETF may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in an Underlying ETF’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio’s other investments.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•

Are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded; and

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Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of an Underlying ETF’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of an Underlying ETF, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business and by depositing margin payments in a segregated account with the Trust’s custodian.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the “SEC”). Under those requirements, where an Underlying ETF has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if an Underlying ETF “covers” a long position. For a short position in futures or forward contracts held by an Underlying ETF, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts.

Liquidity Impact of Margin and SEC Segregation Requirements

Although an Underlying ETF will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because an Underlying ETF’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, an Underlying ETF’s return could be diminished due to the opportunity losses of foregoing other potential investments.

Illiquid and Restricted Securities

The underlying ETFs may invest up to 15% of their net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”)) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. Each Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. Each Portfolio might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

Under guidelines adopted by the Trust’s Board, the Portfolios’ Advisor may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Advisor will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Advisor determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Advisor to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of each Portfolio’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Indexed Securities

The Portfolios may purchase indexed securities consistent with their investment objectives.  Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.

Insured Bank Obligations

Each Underlying ETF may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $100,000. Each Underlying ETF may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Investment Company Securities

The Portfolios may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended and each Portfolio’s investment objectives.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Portfolio becomes a shareholder of that investment company.  As a result, a Portfolio’s shareholders indirectly will bear the Portfolio’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Portfolio’s shareholders directly bear in connection with the Portfolio’s own operations.

Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, the Portfolio may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. (the "Section 12(d) Limits").

Each Portfolio is subject to the Section 12(d) Limits unless (i) the ETF or the Portfolio has received an order for exemptive relief from the SEC that is applicable to the Portfolio; and the ETF and the Portfolio take appropriate steps to comply with any conditions in such order, or (ii) the Portfolio relies on a Rule under the Investment Company Act that permits investments in excess of the Section 12(d) Limits.

Mortgage-Backed Securities

The Underlying ETFS may invest in mortgage-backed securities.  Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators.  Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as the Ginnie Mae, Fannie Mae and Freddie Mac.  The Underlying ETFS do not intend to invest in commercial mortgage-backed securities.  Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time.  However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected.  The types of residential mortgage-backed securities in which the Underlying ETFS may invest may include the following:

Guaranteed Mortgage Pass-Through Securities.  The Underlying ETFS may invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by the U.S. government and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities.  Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates.  Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.  The guaranteed mortgage pass-through securities in which the Underlying ETFS will invest are those issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.

Private Mortgage Pass-Through Securities.   Private mortgage pass-through securities (“Private Pass-Throughs”) are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities described above and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.  Private Pass-Throughs are usually backed by a pool of conventional fixed rate or adjustable rate mortgage loans.

Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae or Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Collateralized Mortgage Obligations.  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities.  Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or Private Pass-Throughs (such collateral collectively hereinafter referred to as “Mortgage Assets”).

Multi-class pass-through securities are equity interests in a fund composed of Mortgage Assets.  Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.  Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities.  CMOs may be sponsored by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.  Under current law, every newly created CMO issuer must elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a “REMIC”).

In a CMO, a series of bonds or certificates is issued in multiple classes.  Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis.  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways.  In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

The Underlying ETFS may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds).  Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class.  These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its payments of a specified amount of principal on each payment date.

Ginnie Mae Certificates.  Ginnie Mae is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development.  The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Veterans’ Administration under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or by pools of other eligible mortgage loans.  The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee.

The Ginnie Mae Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans:  (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes.  All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four family housing units.

Fannie Mae Certificates.   Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act.  Fannie Mae was originally established in 1938 as a U.S. government agency to provide supplemental liquidity to the mortgage market and was transformed into a stockholder owned and privately managed corporation by legislation enacted in 1968.  Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending.  Fannie Mae acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae Certificate entitles the registered holder thereof to receive amounts representing such holder’s pro rata interest in scheduled principal payments and interest payments (at such Fannie Mae Certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such Fannie Mae Certificate and such holder’s proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan.  The full and timely payment of principal of and interest on each Fannie Mae Certificate will be guaranteed by Fannie Mae, which guarantee is not backed by the full faith and credit of the U.S. government.  In order to meet its obligations under such guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Fannie Mae Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types:  (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

Freddie Mac Certificates.   Freddie Mac is a corporate instrumentality of the U.S. government created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”).  Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit for the financing of needed housing.  The principal activity of Freddie Mac currently consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily Freddie Mac Certificates.

Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate, whether or not received.  Freddie Mac also guarantees to each registered holder of a Freddie Mac Certificate ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not generally guarantee the timely payment of scheduled principal.  Freddie Mac may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer, or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for acceleration of payment of principal.  The obligations of Freddie Mac under its guarantee are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates represent a pro rata interest in a group of mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac.  The mortgage loans underlying the Freddie Mac Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four family residential properties or multifamily projects.  Each mortgage loan must meet the applicable standards set forth in the FHLMC Act.  A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Federal Home Loan Bank Securities.  The Federal Home Loan Bank system (“FHLB”) was created in 1932 pursuant to the Federal Home Loan Bank Act.  The FHLB was created to support residential mortgage lending and community investment. The FHLB consists of 12 member banks which are owned by over 8,000 member community financial institutions.  The FHLB provides liquidity for housing finance and community development by making direct loans to these community financial institutions, and through two FHLB mortgage programs, which help expand home ownership by giving lenders an alternative option for mortgage funding.  Each member financial institution (typically a bank or savings and loan) is a shareholder in one or more of 12 regional FHLB banks, which are privately capitalized, separate corporate entities. Federal oversight, in conjunction with normal bank regulation and shareholder vigilance, assures that the 12 regional Banks will remain conservatively managed and well capitalized. The FHLB banks are among the largest providers of mortgage credit in the U.S.

The FHLB is also one of the world’s largest private issuers of fixed-income debt securities, and the Office of Finance serves as the FHLB’s central debt issuance facility. Debt is issued in the global capital markets and the funds are channeled to member financial institutions to fund mortgages, community development, and affordable housing.

Securities issued by the FHLB are not obligations of the U.S. government and are not guaranteed by the U. S. government.  The FHLB may issue either bonds or discount notes. The securities, issued pursuant to the Act, are joint and several unsecured general obligations of the FHLB banks. The bonds or discount notes will not limit other indebtedness that the FHLB banks may incur and they will not contain any financial or similar restrictions on the FHLB banks or any restrictions on their ability to secure other indebtedness. Under the Federal Home Loan Bank Act, the FHLB banks may incur other indebtedness such as secured joint and several obligations of the FHLB banks and unsecured joint and several obligations of the FHL Banks, as well as obligations of individual FHLB banks (although current Federal Housing Finance Board rules prohibit their issuance).

Municipal Securities

The Underlying ETFS may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.  Although the interest earned on many municipal securities is exempt from federal income tax, the Underlying ETFS may invest in taxable municipal securities.

Municipal securities share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities which the Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

Options

The Underlying ETFS may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Underlying ETFS and to generate income or gain for the Underlying ETFS.  The ability of each Underlying ETF to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured.  Each Underlying ETF will comply with applicable regulatory requirements when implementing these techniques and instruments.

Each Underlying ETF may write (sell) covered call options and covered put options and purchase call and put options.  The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by an Underlying ETF (and involved in the options) on each Underlying ETF’s net asset value per share and to generate additional revenues.

A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium.  A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period.  If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.  Call options on securities which an Underlying ETF sells (writes) will be covered or secured, which means that the Portfolio will own the underlying security or, to the extent it does not hold such a security, will maintain a segregated account with the Portfolio’s custodian consisting of  liquid debt obligations equal to the market value of the option, marked to market daily.  When an Underlying ETF writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price.  At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period.  Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller.  If such an option expires unexercised, the seller realizes a gain equal to the premium received.  Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period.  If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.

When an Underlying ETF sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period.  To cover a put option, an Underlying ETF deposits U. S. government securities (or other high-grade debt obligations) in a segregated account at its custodian.  The value of the deposited securities is equal to or greater than the exercise price of the underlying security. The value of the deposited securities is marked to market daily and, if necessary, additional assets are placed in the segregated account to maintain a value equal to or greater than the exercise price. An Underlying ETF maintains the segregated account so long as it is obligated as the seller. The obligation of an Underlying ETF is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Portfolio.  An Underlying ETF’s gain on the sale of a put option is limited to the premium received plus interest earned on its segregated account. An Underlying ETF’s potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised, the premium received and the interest earned on its segregated account. Although an Underlying ETF risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon an Underlying ETF’s ability to detect the movement in the security’s price and to execute a closing transaction at the appropriate time.

Each Underlying ETF will write options on such portion of its portfolio as management determines is appropriate in seeking to attain the Portfolio’s objective.  An Underlying ETF will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Portfolio can effect a closing purchase transaction if it desires to close out its position.  Consistent with the investment policies of an Underlying ETF, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.  Effecting a closing purchase transaction will permit an Underlying ETF to write another option on the underlying security with either a different exercise price or expiration date or both.

An Underlying ETF may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.  Each Underlying ETF may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, an Underlying ETF would normally terminate the call position.  The purchase of both put and call options involves the risk of loss of all or part of the premium paid.  If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, an Underlying ETF will experience a loss on the option contract equal to the deficiency.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks are a lack of voting rights and the Advisor may incorrectly analyze the security, resulting in a loss to an Underlying ETF.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to an Underlying ETF.

Repurchase Agreements

Each Portfolio may invest in fully collateralized repurchase agreements.  A repurchase agreement is a short term investment in which the purchaser (i.e., the Portfolio) acquires ownership of a security and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase).  Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value.  However, each Portfolio intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the adviser to be creditworthy.  The Advisor monitors the creditworthiness of the banks and securities dealers with which each Portfolio engages in repurchase transactions.  Each Portfolio may not enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Reverse Repurchase Transactions

Each Portfolio enter may into reverse repurchase transactions.  In a reverse repurchase transaction, a Portfolio concurrently agrees to sell portfolio securities to financial institutions such as banks and broker-dealers, and to repurchase the same securities at a later date at a mutually agreed upon price.  The repurchase price generally is equal to the original sales price plus interest.  A Portfolio retains record ownership of the securities and the right to receive interest and principal payments.  Each Portfolio will enter into a reverse repurchase transaction in order to obtain funds to pursue additional investment opportunities with a return in excess of the cost of the reverse repurchase transaction.  Such transactions may increase fluctuations in the market value of Portfolio assets and may be viewed as a form of leverage.  Reverse purchase transactions also involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities.  In the event of bankruptcy or other default by the purchaser, a Portfolio could experience both delays in repurchasing the portfolio securities and losses.  Each Portfolio will enter into reverse purchase transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

Reverse purchase transactions are considered by the SEC to be borrowings by a Portfolio under the Investment Company Act of 1940, as amended.  At the time a Portfolio enters into a reverse purchase transaction, it will direct its custodian to place in a segregated account assets (such as cash or liquid securities consistent with the Portfolio’s investment restrictions) having a value equal to the repurchase price (including accrued interest).  Each Portfolio will monitor the account to ensure that the market value of the account equals the amount of the Portfolio’s commitments to repurchase securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price.  Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Advisor believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Advisor might miscalculate their value resulting in a loss to an Underlying ETF. Another risk is the underlying common stock may not reach the Advisor’s anticipated price within the life of the right.

Sovereign Obligations

The Underlying ETFS may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying ETFS may have limited recourse in the event of a default.  During periods of economic uncertainty, the market prices of sovereign debt, and the Underlying ETFS’ net asset values, may be more volatile than prices of U.S. debt obligations.  In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt.  The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

STRIPS

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities.  To the extent an Underlying ETF purchases the principal portion of the STRIP, the Portfolio will not receive regular interest payments.  Instead they are sold at a deep discount from their face value.  The Portfolio will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders.  Because no cash is received at the time such income is accrued, the Portfolio may be required to liquidate other Portfolio securities to satisfy its distribution obligations.  Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change.  In calculating its dividend, the Portfolio takes into account as income a portion of the difference between the principal portion of the STRIP’s purchase price and its face value.

Time Deposits and Variable Rate Notes

Each Underlying ETF may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations which Each Underlying ETF may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit each Underlying ETF to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between each Underlying ETF as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. Each Underlying ETF has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between each Underlying ETF and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Underlying ETFS’ Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to each Underlying ETF’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

U.S. Government Securities

The underlying ETFs may invest in U.S. government securities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

An Underlying ETF’s investments in U.S. Government securities may include agency step-up obligations.  These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation.  Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option.  Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment.  Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation.  However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate.  If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest.  As a result, these obligations may expose the Portfolio to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time.  The risk in investing in warrants is the Advisor might miscalculate their value, resulting in a loss to an Underlying ETF.  Another risk is the warrants will not realize their value because the underlying common stock does reach the Advisor’s anticipated price within the life of the warrant.

When-Issued, Forward Commitments and Delayed Settlements

The Underlying ETFS may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Portfolio’s custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio subsequently may be required to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, each Underlying ETF’s liquidity and the ability of the Advisor to manage them may be affected in the event the Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Investment Restrictions

Fundamental Investment Limitations.  The investment limitations described below have been adopted by the Trust with respect to the Portfolios and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Portfolio.  As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Portfolio means the lesser of:  (1) 67% or more of the outstanding shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Portfolio. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1.  Borrowing Money.  Each Portfolio will not borrow money, except:  (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.  This limitation does not preclude a Portfolio from entering into reverse repurchase transactions, provided that the Portfolio has an asset coverage of 300% for all borrowings and repurchase commitments of the Portfolio pursuant to reverse repurchase transactions.

2.  Senior Securities.  Each Portfolio will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that a Portfolio’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.  Underwriting.  Each Portfolio will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolio may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  Each Portfolio will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  Each Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Portfolio from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  Each Portfolio will not make loans to other persons, except:  (a) by loaning portfolio securities (limited at any given time to no more than one third of the Portfolio's total assets); (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  Each Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries.  A Portfolio will not invest 25% or more of its total assets in any investment company that concentrates in a particular industry or group of industries.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.  Diversification.  Each Portfolio will invest in the securities of any issuer only if, immediately after such investment, at least 75% of the value of the total assets of the Portfolio will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of such issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Portfolios and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.  Pledging.  Each Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in Fundamental limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.  Borrowing.  Each Portfolio will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3.  Margin Purchases.  Each Portfolio will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by a Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or  futures contracts.

4.  Illiquid Investments.  Each Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

5.  80% Investment Policy.  Each Portfolio has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in ETFs.  Shareholders of each Portfolio will be provided with at least 60 days' prior notice of any change in the Portfolio's policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:  "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

MANAGEMENT OF THE FUNDS

The Board of Trustees supervises the business activities of the Trust and appoints the officers.  Each Trustee serves as a trustee during the continued lifetime of the Trust until the Trustee dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed.    The Board generally meets four times a year to review the progress and status of each Portfolio.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships held by Trustee

L. Merrill Bryan Born: 1944	Trustee Since 2006	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation	[16]	AdvisorOne Funds (16 portfolios), Northern Lights Fund Trust (12 portfolios); and Northern Lights Variable Trust (___ portfolios)
Anthony J. Hertl Born: 1950	Trustee Since 2006

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years.  Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Prudential Securities; Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

			[16]	AdvisorOne Funds (16 portfolios), Northern Lights Fund Trust (12 portfolios), and Northern Lights Variable Trust (___ portfolios)
Gary W. Lanzen Born: 1954	Trustee Since 2006	President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc.	[16]	AdvisorOne Funds (16 portfolios), Northern Lights Fund Trust (10 portfolios), and Northern Lights Variable Trust (___ portfolios)

* The “Fund Complex” consists of the Portfolios described in this SAI.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address and Age	Position/Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex * Overseen by Trustee	Other Directorships held by Trustee
Michael J. Woods** Born: 1967	Trustee Since 2006

Chief Executive Officer of XTF Advisors L.P. (2006 – Present);  Managing Director and US Head of Sub-Advisory and Investment Only Business from 2000-2006 for Legg Mason / Citigroup Asset Management (2000 - 2006).  [This should be checked]

			[16]	[None]
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1969	President Since 2006

President and Manager, Gemini Fund Services, LLC (2006 – Present); Senior Vice President and Director of Administration, Gemini Fund Services, (2001 - 2005); President, Fund Compliance Services, LLC (2004 – 2006);, President, GemCom LLC (2004 – Present); Vice President, JP Morgan Chase & Co. (1998-2001).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1962	Secretary Since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 – Present); Vice President, Fund Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

			N/A	N/A

Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1969	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

		N/A	N/A
Michael Wagner 450 Wireless Blvd. Hauppauge, NY 11788 Born: 1950	Chief Compliance Officer Since 2006

President (4/06-present), Chief Operating Officer (9/04–3/06) and Manager of Fund Compliance Services, LLC and GemCom, LLC; President and Manager, Gemini Fund Services, LLC (9/04-3/06); Director of Constellation Trust Co.

		N/A	N/A

*The “Fund Complex” consists of the Portfolios described in this SAI.

** Michael J. Woods is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with the Advisor.

The Trust’s audit committee consists of Mr. Bryan, Mr. Hertl and Mr. Lanzen.  The audit committee is responsible for (i) overseeing the accounting and financial reporting policies and practices of the Portfolios, their internal controls and, as appropriate, the internal controls of certain service providers; (ii) overseeing the quality and objectivity of each Portfolio’s financial statements and the independent audit of the financial statements; and (iii) acting as a liaison between the Portfolios’ independent auditors and the full Board of Trustees.  None of the audit committee members are “Interested” as defined in the Investment Company Act of 1940, as amended.

As of [____]  __, 2006, the Trustees beneficially owned the following amounts in the Portfolios:

ETF Portfolio	Michael J. Woods	L. Merrill Bryan	Anthony J. Hertl	Gary W. Lanzen
XTF 2010
XTF 2020
XTF 2030
XTF 2040+
XTF Conservative
XTF Moderate
XTF Aggressive
XTF Sector Rotation
XTF Country Rotation
Aggregate Dollar Range of Equity Securities Held in All Portfolios

The following table describes the compensation to be paid to the Trustees for the Trust’s fiscal period ending December 31, 2006.  Trustees of the Trust who are deemed “interested persons” of the Trust receive no compensation from the Portfolios.

ETF Portfolio	Michael J. Woods	L. Merrill Bryan	Anthony J. Hertl	Gary W. Lanzen
XTF 2010
XTF 2020
XTF 2030
XTF 2040+
XTF Conservative
XTF Moderate
XTF Aggressive
XTF Sector Rotation
XTF Country Rotation
Total Compensation from Trust

1 [Each non-interested Trustee receives $______ per Portfolio for each quarterly meeting attended.]

2The Trust is comprised of the Portfolios.

CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 under the Investment Company Act of 1940, as amended and in order to protect against certain unlawful acts, practices and courses of business by certain individuals or entities related to the Portfolios, the Portfolios and the Advisor have adopted a Code of Ethics (the “Code”) and procedures for implementing the provisions of the Code. The personnel of the Portfolios and the Advisor are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Portfolios.

DISTRIBUTION OF SHARES

[Aquarius Fund Distributors, LLC, located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137] (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

DISTRIBUTION PLAN

Each Portfolio has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Plan”).  The Plan permits each Portfolio to pay the Fund’s Distributor or the Adviser for certain distribution and promotion expenses related to marketing, as well as certain shareholder servicing expenses relating to shareholder account servicing and maintenance, Class A, Class R and Class C shares of the Portfolio. The amount payable annually by each Portfolio is 0.25% of its average daily net assets with respect to Class A shares, 0.50% with respect to Class R shares and 1.00% with respect to Class C shares.  The Class I shares of each Portfolio do not have any Distribution or Shareholder Servicing Fees.

Under the Plan, the Trust may engage in any activities related to the distribution of Class A, Class R and Class C shares of each Portfolio, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Portfolios, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Portfolios; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Portfolios; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Portfolios for recipients other than existing shareholders of the Portfolios; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Trustees expect that the Plan could significantly enhance each Portfolio’s ability to expand distribution of Class A, Class R and Class C shares. It is also anticipated that an increase in the size of each Portfolio will produce economies of scale that benefit all Portfolio shareholders, facilitate more efficient portfolio management, and assist each Portfolio in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable Portfolio.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the applicable Portfolio, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of [      ], 2007, [100]% of the outstanding shares of the Portfolios were owned by [Initial Shareholder], [Address].

Shareholders owning more than 25% of the shares of a Portfolio are considered to “control” the Portfolio as that term is defined under the Investment Company Act of 1940, as amended.  Persons controlling a Portfolio can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Portfolio’s fundamental policies or the terms of the management agreement with the Advisor.  After the public offering commences, it is anticipated that [Initial Shareholder] will no longer control the Portfolios.

Management Ownership

[As of [      ], 2007, all officers and trustees as a group beneficially owned ___% of the outstanding shares of the Portfolios.]

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

The Board selected XTF Advisors L.L.C. as the investment adviser to the Portfolios.    [As the general partner and a controlling shareholder of the Advisor's parent company, Sander Gerber, [address], may be deemed to control the Advisor.]

Under the terms of the management agreement (the “Agreement”), the Advisor, subject to the supervision of the Board of Trustees of the Trust, provides or arranges to be provided to the Portfolios such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Portfolios consistent with each Portfolio’s investment objective and policies.  As compensation for its management services, each Portfolio is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at the following annual rates of the average daily nets assets of each Portfolio: 0.40% for each Target Date and Tactical Allocation Portfolio, 0.45% for the Sector Rotation Portfolio and 0.50% the Country Rotation Portfolio.

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent necessary to limit each Portfolio’s expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2008, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short,  or extraordinary expenses such as litigation) of each Portfolio do not exceed the percentage of the Portfolio's average daily net assets specified for each share class in the Prospectus.  Waivers and expense reimbursements may be recouped by the Advisor from a Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or reimbursed.

The Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of a Portfolio. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended, at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Portfolio on not more than 60 days written notice to the Advisor. In the event of its assignment, the Agreement will terminate automatically.

Gerald w. Buetow, Jr., Ph.D., C.F.A., is the portfolio manager responsible for the day-to-day management of the Portfolios.  As of [      ], 2007, Dr. Buetow also is responsible for the management of the following other types of accounts in addition to the Portfolios of the Trust:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

The Advisor has not identified any material conflicts between the Portfolios and other accounts managed by Dr. Buetow.  However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolios and other accounts.  The management of the Portfolios and other accounts may result in unequal time and attention being devoted to the Portfolios and other accounts.   Another potential conflict of interest may arise where another account has the same investment objective as any of the Portfolios, whereby the portfolio manager could favor one account over another.  Further, a potential conflict could include Dr. Buetow’s knowledge about the size, timing and possible market impact of Portfolio trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the Portfolios.  These potential conflicts of interest could create the appearance that a portfolio manager is favoring one investment vehicle over another.

Dr. Buetow receives a salary that is determined annually by negotiation, a quarterly bonus based on his overall performance at the Advisor, and an annual bonus based on the overall financial performance of the Advisor.  He is also permitted to participate in the Advisor's 401(k) plan (no employer contribution) and an incentive plan by which employees can be awarded additional ownership in the Advisor.  Dr. Buetow holds a minority ownership position in the Advisor.

The following table shows the dollar range of equity securities beneficially owned by Dr. Buetow in the Portfolios as of [      ], 2006.

ETF Portfolio	Dr. Buetow’s Ownership
XTF 2010	$ - $
XTF 2020	$ - $
XTF 2030	$ - $
XTF 2040+	$ - $
XTF Conservative	$ - $
XTF Moderate	$ - $
XTF Aggressive	$ - $
XTF Sector Rotation	$ - $
XTF Country Rotation	$ - $
Total Beneficial Ownership of Trust Securities:

Custodian

[Custodian Name], [Address], serves as the Portfolios’ custodian (“Custodian”).  The Custodian acts as each Portfolio’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Portfolio’s request and maintains records in connection with its duties.

Administrator

The Administrator for the Portfolios is Gemini Fund Services, LLC, (“GFS” or the “Administrator”), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to an Administration Service Agreement with the Portfolios, the Administrator provides administrative services to the Portfolios, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Trust. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The Administration Service Agreement was initially approved by the Board at a meeting held on _______, 2007.  The Agreement shall remain in effect for three years from the date of its initial approval, and subject to annual approval of the Board for one-year periods thereafter.  The Administration Service Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Service Agreement, the Administrator provides facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Portfolios; (ii) facilitating the performance of administrative and professional services to the Portfolios by others, including the Portfolios’ Custodian; (iii) preparing, but not paying for, the periodic updating of the Portfolios’ Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Portfolio counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Portfolios’ shareholders and the SEC; (iv) preparing in conjunction with Portfolio counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Portfolios and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

For the services rendered to the Portfolios by the Administrator, the Portfolios pay the Administrator a fund administration fee equal to ________________.  The Portfolios also pay the Administrator for any out-of-pocket expenses.

Fund Accountant

The Administrator, pursuant to the Fund Accounting Service Agreement, provides the Portfolios with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolios; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios’ custodian and Advisor; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

For the services rendered to the Portfolios by the Fund Accounting Service Agreement, the Portfolios pay the Fund Accountant a fee equal to _____________. The Portfolios also pay the Administrator for any out-of-pocket expenses.

Transfer Agent

GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to a written agreement with Portfolios. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Independent Registered Public Accounting Firm

The firm of [Name of Auditor], [Address], has been selected as independent registered public accounting firm for the Portfolios for the fiscal year ending December 31, 2007.  [Name of Auditor] will perform an annual audit of the Portfolio’s financial statements and provides financial, tax and accounting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Advisor is responsible for each Portfolio’s portfolio decisions and the placing of each Portfolio’s portfolio transactions.  In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

[The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Portfolios and/or the other accounts over which the Advisor exercises investment discretion, and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.  The Advisor may not give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Advisor may place portfolio transactions with brokers or dealers that promote or sell each Portfolio’s shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Portfolio effects securities transactions may also be used by the Advisor in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to a Portfolio.  Although research services and other information are useful to a Portfolio and the Advisor, it is not possible to place a dollar value on the research and other information received.  It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Portfolio under the Agreement.]

The Trust has no obligation to deal with any broker or dealer in the execution of its transactions.  However, it is contemplated that XTF Capital LLC, in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis.  Such transactions will be executed at competitive commission rates through [clearing broker].  Although [clearing broker will receive commissions, XTF Capital LLC does not intend to retain brokerage commissions from the Trust.

Under the Investment Company Act of 1940, persons affiliated with the Advisor (such as XTF Capital LLC) may be prohibited from dealing with the Portfolio as a principal in the purchase and sale of securities.  Therefore, XTF Capital LLC will not serve as the Trust’s dealer in connection with over-the-counter transactions.  However, XTF Capital LLC may serve as the Trust’s broker in over-the-counter transactions conducted on an agency basis through [clearing broker] and [clearing broker] will receive brokerage commissions in connection with such transactions.

The Trust will not effect any brokerage transactions in its portfolio securities with XTF Capital LLC if such transactions would be unfair or unreasonable to Portfolio shareholders, and the commissions will be paid solely for the execution of trades and not for any other services.  The Agreement provides that affiliates, and affiliates of affiliates, of the Advisor may receive brokerage commissions in connection with effecting such transactions for the Trust.  In determining the commissions to be paid to [clearing broker], it is the policy of the Trust that such commissions will, in the judgment of the Trust’s Board of Trustees, be (a) at least as favorable to the Portfolio as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Portfolio as commissions contemporaneously charged by XTF Capital LLC on comparable transactions for its most favored unaffiliated customers, except for customers of XTF Capital LLC considered by a majority of the Trust’s disinterested Trustees not to be comparable to the Portfolio.  The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by XTF Capital LLC to the Portfolios and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.  The Agreement does not provide for a reduction of the Advisor’s fee by the amount of any profits earned by XTF Capital LLC or [clearing broker] from brokerage commissions generated from portfolio transactions of the Portfolios.  While the Trust contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms.  XTF Capital LLC will not receive reciprocal brokerage business as a result of the brokerage business placed by the Trust with others.

[When a Portfolio and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis.  Blocked transactions can produce better execution for a Portfolio because of the increased volume of the transaction. If the entire blocked order is not filled, a Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, a Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis.  The Advisor may adjust the allocation when, taking into account such factors as the size of the individual orders and transaction costs, the Advisor believes an adjustment is reasonable.]

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolios are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Portfolios also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Portfolios must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Portfolios, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Portfolios without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Portfolios may enter into ongoing arrangements to release portfolio holdings to rating agencies, such as Morningstar or Lipper, in order for the agencies to assign a rating or ranking to the Portfolios.  Portfolio holdings will be supplied to rating agencies [no more frequently than quarterly and only after the Portfolio has filed a Form N-CSR or Form N-Q with the SEC.]

Pursuant to policies and procedures adopted by the Board of Trustees, the Portfolios have ongoing arrangements to release portfolio holdings information on a daily basis to the Advisor, Transfer Agent, Fund Accountant and Custodian and on an as needed basis to other third parties providing services to the Portfolio.  The Advisor, Transfer Agent, Fund Accountant and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Portfolios.   The Portfolios disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Portfolios, the Advisor, the Transfer Agent, the Fund Accountant and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about each Portfolio’s portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or special basis must  submit any proposed arrangement to the Board, which will review the arrangement to determine (i) whether the arrangement is in the best interests of each Portfolio’s shareholders, (ii) the information will be kept confidential (based on the factors discussed below),  (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Portfolio shareholders and those of the Advisor, or any affiliated person of the Portfolios or the Advisor. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Portfolios, as a result of disclosing the Portfolio’s portfolio holdings.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The agreements with the Portfolios’ Advisor, Transfer Agent, Fund Accountant and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Portfolios’ holdings and the duty not to trade on the non-public information.  The Portfolios believe, based upon its size and history, that these are reasonable procedures to protect the confidentiality of each Portfolio’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

DETERMINATION OF SHARE PRICE

The price (net asset value) of the shares of each Portfolio is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.  For a description of the methods used to determine the net asset value, see “How to Purchase and Redeem Shares – When Your Order is Processed” in the prospectus.

Equity securities, including shares of ETFs, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price or, in the case of NASDAQ securities, the NASDAQ Official Closing Price ("NOCP").  Lacking a last sale price or NOCP, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

REDEMPTION IN-KIND

The Portfolios do not intend to redeem shares in any form except cash.  However, if the amount redeemed is over the lesser of $250,000 or 1% of a Portfolio’s net asset value, each Portfolio has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of the Portfolio’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Portfolio.

TAX CONSEQUENCES

Each Portfolio intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended.  Under provisions of Subchapter M, each Portfolio, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “regulated investment company” under Subchapter M, at least 90% of a Portfolio’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of a Portfolio’s total assets may be in two or more securities that exceed 5% of the total assets of the Portfolio at the time of each security’s purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause a Portfolio to be considered a personal holding company subject to normal corporate income taxes.  A Portfolio then would be liable for federal income tax on the capital gains and net investment income distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Portfolio.   Any subsequent dividend distribution of a Portfolio’s earnings after taxes would still be taxable as received by shareholders.  The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on “qualifying dividends” to 15% (5% for those in 10% or 15% income tax bracket). A Portfolio may invest in companies that pay “qualifying dividends.”  Investors in the Portfolios may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Portfolios.

The holding of the foreign currencies and investments by a Portfolio in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Portfolio.   Each Portfolio investing in foreign securities may be subject to foreign withholding taxes on income from its investments.  In any year in which more than 50% in value of a Portfolio's total assets at the close of the taxable year consists of securities of foreign corporations, the Portfolio may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders.

Holders of Contracts under which assets are invested in the Portfolios should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

Tax Distribution: Each Portfolio’s distributions (capital gains and dividend income), whether received by shareholders in cash or reinvested in additional shares of the Portfolios, may be subject to federal income tax payable by shareholders. All income realized by the Portfolios, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Board. Dividends received shortly after purchase of Portfolio shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Portfolios.

Federal Withholding: The Portfolios are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Portfolios that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Portfolios to the Advisor.  The Advisor will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Advisor may be asked to cast a proxy vote that presents a conflict between the interests of each Portfolio’s shareholders, and those of the Advisor or an affiliated person of the Advisor.  In such a case, the Trust’s policy requires that the Advisor abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  The Advisor shall make a written recommendation of the voting decision to the Board of Trustees, which shall include: (i) an explanation of why it has a conflict of interest; (ii) the reasons for its recommendation; and (iii) an explanation of why the recommendation is consistent with the adviser’s (or sub-adviser’s) proxy voting policies.  The Board of Trustees shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Portfolio shareholders.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Portfolio’s vote will be cast.

The Advisor’s proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION.  The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 1-800-XTF-_____.  The information also will be available on the SEC’s website at www.sec.gov.  In addition, a copy of the Trust’s proxy voting policies and procedures are also available by calling 1-800-XTF-_____  and will be sent within three business days of receipt of a request.

FINANCIAL STATEMENTS

[to be supplied by subsequent amendment]

[PROXY VOTING POLICIES AND PROCEDURES TO BE FILED BY AMENDMENT]

XTF Investors Trust

PART C

OTHER INFORMATION

ITEM 23.

EXHIBITS.

(a)(1) (a)(2)	Agreement and Declaration of Trust dated December 8, 2006, filed herewith. Certificate of Trust as filed with the State of Delaware on December 8, 2006, filed herewith.
(b)	By-Laws, effective as of December 8, 2006, filed herewith.
(c)

Instruments Defining Rights of Security Holders.

See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws, filed herewith.

(d)	Form of Investment Advisory Agreement between the Registrant, on behalf of the XTF Funds, and XTF Advisors, L.L.C., to be filed by amendment.
(e)	Form of Underwriting Agreement between the Registrant, on behalf of the XTF Funds, and Aquarius Fund Distributors LLC, to be filed by amendment.
(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)	Form of Custody Agreement to be filed by amendment.
(h)(1) (h)(2) (h)(3)

Fund Accounting Service Agreement between the Registrant, on behalf of the XTF Funds, and Gemini Fund Services, LLC, to be filed by amendment.

Administration Service Agreement between the Registrant, on behalf of the XTF Funds, and Gemini Fund Services, LLC, to be filed by amendment.

Transfer Agency Service Agreement between the Registrant, on behalf of the XTF Funds, and Gemini Fund Services, LLC, to be filed by amendment.

(i)	Opinion and Consent of Counsel to be filed by amendment.
(j)(1) (j)(2)	Consent of Independent Auditors to be filed by amendment. Power of Attorney to be filed by amendment.
(k)	Omitted Financial Statements, none.
(l)	Initial Capital Agreements. Not Applicable
(m)	Rule 12b-1 Plan on behalf of the XTF Funds, to be filed by amendment.
(n)	Rule 18f-3 Plan, to be filed by amendment.
(p)(1) (p)(2) (p)(3)

Code of Ethics of XTF Investors Trust, to be filed by amendment.

Code of Ethics of XTF Advisors LP, to be filed by amendment.

Code of Ethics of Aquarius Fund Distributors, LLC, to be filed by amendment.

ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Aquarius Fund Distributors (AFD), its several officers and directors, and any person who controls AFD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which AFD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide AFD with advertising or sales materials to be filed with the NASD on a timely basis.

The Custody Agreement with the Bank of New York provides that the Registrant agrees to indemnify the Custodian and hold Custodian harmless from and against any and all losses sustained or incurred by or asserted against Custodian by reason of or as a result of any action or inaction, or arising out of Custodian’s performance hereunder, including reasonable fees and expenses of counsel incurred by Custodian in a successful defense of claims by the Registrant; provided however, that the Fund shall not indemnify Custodian for those losses arising out of Custodian’s own negligence or willful misconduct.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of XTF Advisors LP, the Adviser to the XTF Funds, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of XTF Advisors LP is incorporated by reference to Form ADV filed by XTF Advisors LP with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

ITEM 27.

PRINCIPAL UNDERWRITER.

(a)

Aquarius Fund Distributors, LLC (“AFD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, New River Funds, the North Country Funds, Northern Lights Fund Trust, Northern Lights Variable Trust, Ralph Parks Portfolios Trust, Roge Partners Funds, Saratoga Advantage Trust and XTF Advisors Trust.

(b)

AFD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.  The principal business address of AFD is 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114.  AFD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of AFD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	President, Secretary	None
Brian Vinchur	Treasurer	None

(c)

Not Applicable.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

Aquarius Fund Distributors, LLC, located at 1005 South 107th Avenue, Suite 201, Omaha, Nebraska 68114, serves as principal underwriter for the XTF Funds, maintain all records required to be maintained pursuant to the Funds’ Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

XTF Advisors LP located at 110 Wall Street, 18th Floor, New York, NY 10005 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the XTF Funds.

ITEM 29.

MANAGEMENT SERVICES.

Not applicable.

ITEM 30.

UNDERTAKINGS.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Scottsdale, State of Arizona on the 9th day of January, 2007.

XTF INVESTORS TRUST

(Registrant)

By:

/s/ Michael Woods

        Sole Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Michael Woods

--------------------------

Sole Trustee

January 10, 2007

Michael Woods

EXHIBIT INDEX

EXHIBITS	EXHIBIT NO.
Agreement and Declaration of Trust dated December 8, 2006	EX-99.a.1
Certificate of Trust as filed with the State of Delaware on December 8, 2006	EX-99.a.2
By-Laws, effective December 8, 2006	EX-99.b